                     GE Life & Annuity Separate Account 4
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1151 1/99

                                  Issued by:
                     GE Life and Annuity Assurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus describes individual flexible premium variable deferred annuity contracts (the "contracts") for individuals and qualified and non-qualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract, the GE Life & Annuity Separate Account 4 (the "Separate Account") and the Guarantee Account you should know before investing. (The Guarantee Account is not available for contracts issued on or after May 1, 2003.) Please read this prospectus carefully and keep it for future reference.

The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

The minimum amount you need to purchase this contract is $25,000.

You may allocate your premium payments to the Separate Account. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below. (If your contract was issued prior to May 1, 2003, you may allocate your premium payments to the Separate Account, the Guarantee Account or both.)


AIM Variable Insurance Funds:
  AIM V.I. Basic Value Fund -- Series II shares
  AIM V.I. Capital Appreciation Fund -- Series I shares
  AIM V.I. Premier Equity Fund -- Series I shares

AllianceBernstein Variable Products Series Fund, Inc.:
  AllianceBernstein Growth and Income Portfolio -- Class B
  AllianceBernstein Premier Growth Portfolio --
    Class B
  AllianceBernstein Technology Portfolio -- Class B

Eaton Vance Variable Trust
  VT Floating-Rate Income Fund
  VT Worldwide Health Sciences Fund
Evergreen Variable Annuity Trust
  Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
  Federated High Income Bond Fund II* -- Service Shares
  Federated Kaufmann Fund II -- Service Shares

Fidelity Variable Insurance Products Fund:
  VIP Asset Manager Portfolio -- Service Class 2
  VIP Contrafund(R) Portfolio -- Service Class 2
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
  VIP Equity-Income Portfolio -- Service Class 2
  VIP Growth Portfolio -- Service Class 2
  VIP Growth & Income Portfolio -- Service Class 2
  VIP Mid Cap Portfolio -- Service Class 2
  VIP Value Strategies Portfolio -- Service Class 2

GE Investments Funds, Inc.:
  Income Fund
  Mid-Cap Value Equity Fund
  Money Market Fund
  Premier Growth Equity Fund
  Real Estate Securities Fund
  S&P 500(R) Index Fund
  Small-Cap Value Equity Fund
  Total Return Fund
  U.S. Equity Fund
  Value Equity Fund

Greenwich Street Series Fund:
  Salomon Brothers Variable Aggressive Growth Fund -- Class II (formerly,
   Salomon Brothers Variable Emerging Growth Fund)

Janus Aspen Series:
  Balanced Portfolio -- Service Shares
  Capital Appreciation Portfolio -- Service Shares
  International Growth Portfolio -- Service Shares

Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares
  Merrill Lynch Small Cap Value V.I. Fund -- Class III Shares

MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock Series -- Service Class Shares
  MFS(R) Investors Trust Series -- Service Class Shares
  MFS(R) New Discovery Series -- Service Class Shares
  MFS(R) Utilities Series -- Service Class Shares

Nations Separate Account Trust:
  Nations Marsico Growth Portfolio
  Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund -- Service Shares
  Oppenheimer Balanced Fund/VA -- Service Shares
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares
  Oppenheimer Global Securities Fund/VA --
    Service Shares
  Oppenheimer Main Street Fund/VA --
    Service Shares
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

PIMCO Variable Insurance Trust:
  High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio --Administrative Class Shares Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund, Inc.:
  Jennison Portfolio -- Class II
  Jennison 20/20 Focus Portfolio -- Class II

Rydex Variable Trust:
  OTC Fund

Salomon Brothers Variable Series Fund Inc:
  Salomon Brothers Variable All Cap Fund -- Class II

Van Kampen Life Investment Trust:
  Comstock Portfolio -- Class II Shares
  Emerging Growth Portfolio -- Class II Shares
The following Portfolios of the Funds are not available to contracts issued on or after May 1, 2003:
AIM Variable Insurance Funds:
  AIM V.I. Growth Fund -- Series I shares

AllianceBernstein Variable Products Series Fund, Inc.:
  AllianceBernstein Small Cap Growth Portfolio -- Class B (formerly, Quasar
   Portfolio)

Dreyfus:
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares

Janus Aspen Series:
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Growth Portfolio -- Service Shares
  Mid Cap Growth Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares

PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

* These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any federal government agency

   . Is NOT available in every state

   . MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolios(s) you select. You bear the investment risk of investing in the Portfolios.

This product has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the financial institution or brokerage firm.

A Statement of Additional Information, dated April 30, 2004, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:

                                1-800-352-9910;

                                or write us at:

                            6610 West Broad Street
                              Richmond, VA 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is April 30, 2004.

Table of Contents



       Definitions..................................................  7.

       Fee Tables................................................... 10
          Example................................................... 13

       Synopsis..................................................... 16

       Condensed Financial Information.............................. 20

       Investment Results........................................... 20

       Financial Statements......................................... 20

       The Company.................................................. 21

       The Separate Account......................................... 22
          The Portfolios............................................ 22
          Voting Rights............................................. 23
          Subaccounts............................................... 24
          Changes to the Separate Account and the Subaccounts....... 31

       Charges and Other Deductions................................. 32
          Deductions From the Separate Account...................... 33
          Guaranteed Income Rider Option Charge..................... 33
          Guaranteed Minimum Withdrawal Benefit Rider Option Charge. 33
          Payment Protection Rider Option Charge.................... 33
          Other Charges............................................. 34

       The Contract................................................. 38
          Purchase of the Contract.................................. 38
          Ownership................................................. 39
          Assignment................................................ 40
          Premium Payments.......................................... 41
          Valuation Day and Valuation Period........................ 41
          Allocation of Premium Payments............................ 42
          Valuation of Accumulation Units........................... 42

       Transfers.................................................... 44
          Transfers Before the Maturity Date........................ 44
          Transfers From the Guarantee Account to the Subaccounts... 44 Transfers From the Subaccounts to the Guarantee Account... 44
          Transfers Among the Subaccounts........................... 45
          Telephone/Internet Transactions........................... 46
          Confirmation of Transactions.............................. 47
          Special Note on Reliability............................... 47
          Transfers By Third Parties................................ 47
          Dollar Cost Averaging Program............................. 48
          Portfolio Rebalancing Program............................. 49
          Guarantee Account Interest Sweep Program.................. 50

Surrenders and Partial Surrenders...........................................  52
   Surrender and Partial Surrenders.........................................  52
   Restrictions on Distributions from Certain Contracts.....................  53
   Systematic Withdrawal Program............................................  54
   Guaranteed Minimum Withdrawal Benefit Rider Option.......................  55
   Annuity Cross Funding Program............................................  63

Death of Owner and/or Annuitant.............................................  67
   Distribution Provisions Upon Death of Owner or Joint Owner...............  67
   Death Benefit at Death of Any Annuitant Before the Maturity Date.........  67
   Annual Step-Up Death Benefit Rider Option................................  68
   5% Rollup Death Benefit Rider Option.....................................  70
   Earnings Protector Death Benefit Rider Option............................  71
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
     Benefit Rider Option...................................................  74
   Termination of Death Benefit Rider Options When Contract Assigned or
     Sold...................................................................  74
   How to Claim Proceeds and/or Death Benefit Payments......................  74
   Distribution Rules When Death Occurs Before Income Payments Begin........  76
   Distribution Rules When Death Occurs After Income Payments Begin.........  77
   Death Benefit At Death of Annuitant Before the Maturity Date.............  77
   Optional Enhanced Death Benefit..........................................  80
   When We Calculate the Death Benefit......................................  82
   Death of An Owner, Joint Owner or Annuitant Before the Maturity Date.....  82
   Death of An Owner, Joint Owner or Annuitant After Income Payments
     Begin..................................................................  84

Income Payments.............................................................  85
   Optional Payment Plans...................................................  87
   Variable Income Payments.................................................  88
   Transfers After the Maturity Date........................................  89
   Guaranteed Income Rider Option...........................................  90
   Payment Protection Rider Option..........................................  99

Federal Tax Matters......................................................... 110
   Introduction............................................................. 110
   Taxation of Non-Qualified Contracts...................................... 110
   Section 1035 Exchanges................................................... 116
   Qualified Retirement Plans............................................... 116
   Federal Income Tax Withholding........................................... 121
   State Income Tax Withholding............................................. 121
   Tax Status of the Company................................................ 121
   Changes in the Law....................................................... 121

Requesting Payments......................................................... 122

Distribution of the Contracts............................................... 124
   Principal Underwriter.................................................... 124
   Sales of the Contracts................................................... 124

           Additional Information................................ 126
              Owner Questions.................................... 126
              Return Privilege................................... 126
              State Regulation................................... 126
              Evidence of Death, Age, Gender or Survival......... 126
              Records and Reports................................ 126
              Other Information.................................. 127
              Legal Matters...................................... 127

           Appendix A -- Examples of the Available Death Benefits A-1

           Appendix B -- Portfolio Expenses...................... B-1

           Appendix C -- Condensed Financial Information......... C-1

           Appendix D -- The Guarantee Account................... D-1

Table of Contents for the Statement of Additional Information

Definitions

                      The following terms are used throughout the prospectus:

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

                      Annuitant -- The person named in the contract upon whose age and, where appropriate, gender, we use to determine monthly income benefits.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

                      Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider and the Guaranteed Minimum Withdrawal Benefit Rider.

                      Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider, the date that will be the later of the Contract Date and the Valuation Day of the most recent reset of the protected amount.

                      Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider, each one year period following the Benefit Date and each anniversary of that date.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

                      Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account, if available.

                      Designated Subaccounts -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider and the Guaranteed Minimum Withdrawal Benefit Rider.

                      Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

                      Funding Annuity -- The variable deferred annuity issued by GE Life and Annuity Assurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by GE Life and Annuity Assurance Company. The assets of the Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

                      GIS Subaccount -- A division of the Separate Account which invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This subaccount is only available when the Guaranteed Income Rider is elected at the time of application. Premium payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to monthly transfers from all other Subaccounts in which you have allocated assets.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available for contracts issued on or after May 1, 2003.

                      Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

                      Income Start Date -- For the Guaranteed Income Rider, the date income payments begin from one or more segments pursuant to the terms of the Guaranteed Income Rider. For the Payment Protection Rider, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of the Payment Protection Rider.

                      Income Start Value -- For the Payment Protection Rider, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

                      Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider and the Guaranteed Minimum Withdrawal Benefit Rider. The Investment Strategy is required in order to receive the full benefit under the Payment Protection Rider or the Guaranteed Minimum Withdrawal Benefit Rider.

                      Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of the Payment Protection Rider.

                      Maturity Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

                      Remaining Amount -- The total guaranteed amount available for withdrawals under the Guaranteed Minimum Withdrawal Benefit Rider.

                      Separate Account -- GE Life & Annuity Separate Account 4, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

                      Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

                      Surrender Value -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, contract maintenance charge, and any optional benefit charge if applicable.

                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

                      Withdrawal Limit -- The total amount that you may withdraw in a benefit year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider.

Fee Tables

                      The following tables describe fees and expenses that you will pay when buying, owning or partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.

                 Contract Owner Transaction Expenses
                 ---------------------------------------------
                   Surrender Charge                    None
                 ---------------------------------------------
                   Transfer Charge                   $10.00/1/
                 ---------------------------------------------

                    /1/ We reserve the right to asses a transfer charge for
                        each transfer among the Subaccounts.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

                      The following charges apply to contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses
---------------------------------------------------------------------------------------------------------
  Annual Contract Maintenance Charge                                                            $25.00/1/
---------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                                             1.35%
---------------------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                                 0.25%
---------------------------------------------------------------------------------------------------------
Optional Benefits/2/
 (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------------------------------------
Guaranteed Income Rider Option                                                                  0.40%
---------------------------------------------------------------------------------------------------------
Payment Protection Rider Option/3/                                                              0.40%
---------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider Option/3/                                           0.50%
---------------------------------------------------------------------------------------------------------
Optional Benefits
 (as a percentage of Contract Value at the time the charge is taken)/4/
---------------------------------------------------------------------------------------------------------
  Annual Step-Up Death Benefit Rider Option                                                     0.20%
---------------------------------------------------------------------------------------------------------
  5% Rollup Death Benefit Rider Option/5/                                                       0.30%
---------------------------------------------------------------------------------------------------------
  Earnings Protector Death Benefit Rider Option                                                 0.30%
---------------------------------------------------------------------------------------------------------
  Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option/5/  0.70%
---------------------------------------------------------------------------------------------------------
  Maximum Total Separate Account Annual Expenses/6/                                             2.80%
---------------------------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is $25,000 or more at the time the charge is assessed.
                    /2/ The Guaranteed Income Rider, the Payment Protection
                        Rider and the Guaranteed Minimum Withdrawal Benefit Rider Options may not be elected together or in any combination. Only one may be elected and must be elected at the time of application. Not all riders may be available in all states or in all markets.
                    /3/ The Payment Protection Rider Option and the Guaranteed
                        Minimum Withdrawal Benefit Rider Option will be available on or about May 26, 2004 and May 5, 2004, respectively. The Payment Protection Rider Option and/or the Guaranteed Minimum Withdrawal Benefit Rider Option may not be available in all states or in all markets. We reserve the right to discontinue offering the Payment Protection Rider Option and the Guaranteed Minimum Withdrawal Benefit Rider Option at any time and for any reason.
                    /4/ All charges for the optional death benefit riders are
                        taken in arrears on each contract anniversary and at the time the contract is surrendered.
                    /5/ The "5% Rollup Death Benefit Rider Option" and the
                        "Earnings Protector and Greater of Annual Step-Up and
                        5% Rollup Death Benefit Rider Option" are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.
                    /6/ The Maximum Total Separate Account Annual Expenses
                        assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option as well as the Guaranteed Minimum Withdrawal Benefit Rider Option. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

                      The following charges apply to contracts issued prior to May 1, 2003 or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses
-------------------------------------------------------------------------------------
  Annual Contract Maintenance Charge                                        $25.00/1/
-------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
-------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                         1.35%
-------------------------------------------------------------------------------------
  Administrative Expense Charge                                             0.25%
-------------------------------------------------------------------------------------
Optional Benefits
 (as a percentage of your prior contract year's average Contract Value)/2/
-------------------------------------------------------------------------------------
  Optional Enhanced Death Benefit Rider                                     0.35%
-------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                              1.95%/3/
-------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is $25,000 or more at the time the charge is assessed.
                    /2/ This charge is taken in arrears on each contract
                        anniversary and at the time the contract is surrendered.
                    /3/ The Maximum Total Separate Account Annual Expenses
                        assume that the owner elects the Optional Enhanced
                        Death Benefit Rider. If the Optional Enhanced Death Benefit Rider is not elected, the total Separate
                        Account annual expenses would be lower.

                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in Appendix B to this prospectus and in the prospectus for each Portfolio.

           Annual Portfolio Expenses/1/              Minimum Maximum
           ---------------------------------------------------------
           Total Annual Portfolio Operating Expenses
            (before fee waivers or reimbursements)    0.37%   3.65%
           ---------------------------------------------------------

                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2003. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.37% and 2.19%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLE For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, the following Example applies:

                      This Example is intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

                      The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Earnings Protector and the Greater of
                           Annual Step-Up and 5% Rollup Death Benefit Rider Option;

                         . elected the Guaranteed Minimum Withdrawal Benefit
                           Rider Option; and

                         . surrendered, annuitized, did not surrender or did
                           not annuitize your contract at the end of the stated period.

                      The Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


                                   1 Year   3 Years   5 Years  10 Years
                                   ------- --------- --------- ---------
       Costs Based on Maximum
         Annual Portfolio Expenses $653.77 $1,953.96 $3,244.34 $6,427.31
       -----------------------------------------------------------------

                      Please remember that you are looking at an Example and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Example does not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Example assumes:

                         . Separate Account charges of 1.60% (deducted daily at
                           an effective annual rate of the assets in the Separate Account);

                         . an annual contract maintenance charge of $25
                           (assumed to be equivalent to 0.1% of the Contract Value); and

                         . a charge of 0.50% for the Guaranteed Minimum
                           Withdrawal Benefit Rider Option (deducted daily at an effective annual rate of your assets in the Separate Account); and

                         . a charge of 0.70% for the Earnings Protector and
                           Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (an annual rate as a percentage of Contract Value).

                      If the Guaranteed Minimum Withdrawal Benefit Rider Option, as well as the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider are not elected, the expense figures shown above would be lower.

                      For contracts issued prior to May 1, 2003 or prior to the date state insurance authorities approve applicable contract modifications, the following Example applies:

                      This Example is intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

                      The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Optional Enhanced Death Benefit Rider;
                           and

                         . surrendered, annuitized, did not surrender or did
                           not annuitize your contract at the end of the stated period.

                      The Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


                                   1 Year   3 Years   5 Years  10 Years
                                   ------- --------- --------- ---------
       Costs Based on Maximum
         Annual Portfolio Expenses $534.06 $1,662.57 $2,775.39 $5,490.00
       -----------------------------------------------------------------

                      Please remember that you are looking at an Example and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Example does not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Example assumes:

                         . total Separate Account charges of 1.60% (deducted
                           daily at an annual effective rate of assets in the Separate Account);

                         . an annual contract maintenance charge of $25
                           (assumed to be equivalent to 0.1% of the Contract Value); and

                         . a charge of 0.35% for the Optional Enhancement Death
                           Benefit Rider (an annual rate as a percentage of prior contract year's average Contract Value).

                      If the Optional Enhancement Death Benefit Rider is not elected, the expense figures shown above would be lower.

Synopsis

                      What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

                      How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your premium payments to buy Accumulation Units under the Separate Account (or interests in the Guarantee Account if your contract was issued prior to May 1, 2003). Should you decide to receive income payments (annuitize the contract or a portion thereof) we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking annuity payments from the GIS Subaccount(s) pursuant to the election of the Guaranteed Income Rider Option. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of the Guaranteed Income Rider. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on that Valuation Day. See "The Contract" and the "Income
                      Payments -- Guaranteed Income Rider Option" provisions of this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial surrenders, rather than annuity payments. See the "Tax Treatment of the Guaranteed Income Rider Option" and "Tax Treatment of Payment Protection Rider" provisions of this prospectus.

                      What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

                      What is the Guarantee Account? For contracts issued prior to May 1, 2003, we offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

                      The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. If your contract was issued prior to May 1, 2003, you may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or markets and is not available if your contract is issued on or after May 1, 2003. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

                      What charges are associated with this contract? We assess annual charges in the aggregate at an effective annual rate of 1.60% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.35%. There is also a $25 annual contract maintenance charge which we will waive if the Contract Value is $25,000 or more at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

                      If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct these amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

                      There are expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees or service share fees, if applicable. See the "Fee Tables" section in this prospectus. These Portfolio expenses are more fully described in the prospectus for each Portfolio.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Distribution of the Contracts" provision in this prospectus.

                      We also offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts have different charges that could affect the value of the Subaccounts, and they may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

                      How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The
                      Contract -- Premium Payments" provision of this prospectus.

                      How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date (or the earlier of the Income Start Date and the Maturity Date if the Guaranteed Income Rider Option is elected at the time of application) provided any Annuitant is still living on that date. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

                      What happens if I die before the Maturity Date? Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the "The Death of Owner and/or Annuitant" provision of this prospectus.

                      May I transfer assets among the investment options? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations in allocations. Riders elected by the contract owner may impose additional limitations on transfer rights. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. (If your contract was issued prior to May 1, 2003, you may make transfers among the Subaccounts, as well as to and from the Guarantee Account, subject to certain restrictions.) See the "Transfers," "Income Payments --Transfers After the Maturity Date," "Income Payments -- Guaranteed Income Rider Option" and "Appendix D -- The Guarantee Account" provisions of this prospectus.

                      May I surrender the contract or take partial surrenders? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

                      When taking a full or partial surrender, you may be subject to income tax and, if you are younger than age
                      59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Federal Tax Matters" provision of this prospectus. A partial surrender may reduce the death benefit by the proportion that the partial surrender (including any premium tax assessed) reduces your Contract Value. See the "Death of

                      Owner and/or Annuitant" provision of this prospectus for more information. In addition, if you elect the Guaranteed Income Rider and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income
                      Payments -- Guaranteed Income Rider Option" provision of this prospectus.

                      Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

                      If you exercise this right, we will cancel the contract as of the Valuation Day we receive it and send you a refund equal to your Contract Value plus any charges we have deducted from premium payments prior to their allocation to the Separate Account (excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract. Or, if required by the law of your state, we will refund your premium payments (less any partial surrenders previously taken). See the "Return Privilege" provision of this prospectus for more information.

                      When are my allocations effective when purchasing this contract? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected the Payment Protection Rider or the Guaranteed Minimum Withdrawal Benefit Rider, all premium payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. For contract owners that have elected the Guaranteed Income Rider, premium payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to monthly transfers from all other Subaccounts in which you have allocated assets. See the "The Contract -- Allocation of Premium Payments," "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit Rider Option," "Income
                      Payments --Guaranteed Income Rider Option" and the "Income Payments -- Payment Protection Rider Option" provisions of this prospectus.

Condensed Financial Information

                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

                      Please see Appendix C for this information.

Investment Results

                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature and advertisements. We will calculate the results on a total return basis for various periods, assuming annual contract charges.

                      Total returns assume an initial investment of $1,000 and include the reinvestment of dividends and capital gains of the Portfolios, the Portfolios' charges and expenses (including any 12b-1 fees and/or service share fees), and the charges associated with the contract including the mortality and expense risk charge, the administrative expense charge, the annual contract maintenance charge, the Guaranteed Minimum Withdrawal Benefit Rider Option, and the maximum charge for the available death benefit rider options. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

Financial Statements

                      The consolidated financial statements of the Company and our subsidiary and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company


                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contacts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.

                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

                      We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate account, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

                      Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we may conduct.

                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS        There is a separate Subaccount which corresponds to each
                      Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments.
                      However, if you elect the Payment Protection Rider or the Guaranteed Minimum Withdrawal Benefit Rider, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment
                      Strategy outlined in each rider. You may change your allocation without penalty or charges, however, certain benefits provided by rider may be reduced if allocations are not made in accordance with the prescribed Investment
                      Strategy.

                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

                      Before choosing a Subaccount to allocate your premium payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

VOTING RIGHTS         As required by law, we will vote the shares of the
                      Portfolios held in the Separate Account at special shareholder meetings based on instructions from you.
                      However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

SUBACCOUNTS           You may allocate premium payments in up to 10 Subaccounts
                      of the Portfolios listed below in addition to the Guarantee Account (if available) at any one time. For contract owners that have elected the Guaranteed Income
                      Rider, you may not allocate premium payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to monthly transfers from all other Subaccounts in which you have allocated assets. If you elect the Payment Protection Rider or the Guaranteed Minimum
                      Withdrawal Benefit Rider, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. See the "Surrenders and Partial
                      Surrenders -- Guaranteed Minimum Withdrawal Benefit Rider
                      Option" and "Income Payments -- Payment Protection Rider
                      Option" provisions of this prospectus.

                                                                                             Adviser (and Sub-Adviser(s),
                  Subaccount                             Investment Objective                       as applicable)
                  -------------------------------------------------------------------------------------------------------
AIM VARIABLE      AIM V.I. Basic Value     Seeks long-term growth of capital.                  A I M Advisors, Inc.
INSURANCE FUNDS   Fund -- Series II shares
                  -------------------------------------------------------------------------------------------------------
                  AIM V.I. Capital         Seeks growth of capital.                            A I M Advisors, Inc.
                  Appreciation Fund --
                  Series I shares
                  -------------------------------------------------------------------------------------------------------
                  AIM V.I. Growth Fund --  Seeks growth of capital.                            A I M Advisors, Inc.
                  Series I shares
                  -------------------------------------------------------------------------------------------------------
                  AIM V.I. Premier Equity  Seeks to achieve long-term growth of capital.       A I M Advisors, Inc.
                  Fund -- Series I shares  Income is a secondary objective.
                  -------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AllianceBernstein        Seeks reasonable current income and reasonable      Alliance Capital
VARIABLE PRODUCTS Growth and Income        opportunity for appreciation through investments    Management, L.P.
SERIES FUND, INC. Portfolio -- Class B     primarily in dividend-paying common stocks of
                                           good quality.
                  -------------------------------------------------------------------------------------------------------
                  AllianceBernstein        Seeks growth of capital by pursuing aggressive      Alliance Capital
                  Premier Growth           investment policies.                                Management, L.P.
                  Portfolio -- Class B
                  -------------------------------------------------------------------------------------------------------
                  AllianceBernstein Small  Seeks growth of capital by pursuing aggressive      Alliance Capital
                  Cap Growth Portfolio --  investment policies. Current income is incidental   Management, L.P.
                  Class B (formerly,       to the portfolio's objective.
                  Quasar Portfolio)
                  -------------------------------------------------------------------------------------------------------
                  AllianceBernstein        Seeks growth of capital. Current income is          Alliance Capital
                  Technology Portfolio --  incidental to the portfolio's objective.            Management, L.P.
                  Class B
                  -------------------------------------------------------------------------------------------------------
DREYFUS           The Dreyfus Socially     Seeks capital growth. Current income is a           The Dreyfus Corporation
                  Responsible Growth       secondary goal.
                  Fund, Inc. -- Initial
                  Shares
                  -------------------------------------------------------------------------------------------------------

                                                                                                   Adviser (and Sub-Adviser(s),
                    Subaccount                               Investment Objective                         as applicable)
                    -------------------------------------------------------------------------------------------------------------
EATON VANCE         VT Floating-Rate Income   Seeks high current income.                          Eaton Vance Management
VARIABLE TRUST      Fund
                    -------------------------------------------------------------------------------------------------------------
                    VT Worldwide Health       Seeks long-term capital growth by investing in a    OrbiMed Advisors LLC
                    Sciences Fund             worldwide and diversified portfolio of health
                                              sciences companies.
                    -------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE  Evergreen VA Omega        Seeks long-term capital growth.                     Evergreen Investment
ANNUITY TRUST       Fund -- Class 2                                                               Management Company, LLC
                    -------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE Federated High Income     Seeks high current income by investing in lower-    Federated Investment
SERIES              Bond Fund II              rated corporate debt obligations commonly           Management Company
                                              referred to as "junk bonds."
                    -------------------------------------------------------------------------------------------------------------
                    Federated Kaufmann        Seeks capital appreciation.                         Federated Investment
                    Fund II -- Service Shares                                                     Management Company of
                                                                                                  Pennsylvania (subadvised by
                                                                                                  Federated Global Investment
                                                                                                  Management Corp.)
                    -------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE   VIP Asset ManagerSM       Seeks to obtain high total return with reduced risk Fidelity Management &
INSURANCE PRODUCTS  Portfolio                 over the long-term by allocating its assets among   Research Company
FUND                                          stocks, bonds, and short-term instruments.          (subadvised by Fidelity
                                                                                                  Management & Research
                                                                                                  (U.K.) Inc. ("FMR U.K"),
                                                                                                  Fidelity Management &
                                                                                                  Research (Far East) Inc.
                                                                                                  ("FMR Far East"), Fidelity
                                                                                                  Investments Japan Limited
                                                                                                  ("FIJ") and Fidelity
                                                                                                  Investments Money
                                                                                                  Management, Inc, FMR Co.,
                                                                                                  Inc. ("FMRC"))
                    -------------------------------------------------------------------------------------------------------------
                    VIP Contrafund(R)         Seeks long-term capital appreciation.               Fidelity Management &
                    Portfolio                                                                     Research Company
                                                                                                  (subadvised by Fidelity
                                                                                                  Management & Research
                                                                                                  (U.K.) Inc. ("FMR U.K"),
                                                                                                  Fidelity Management &
                                                                                                  Research (Far East) Inc.
                                                                                                  ("FMR Far East") and
                                                                                                  Fidelity Investments Japan
                                                                                                  Limited ("FIJ"), FMR Co.,
                                                                                                  Inc. ("FMRC"))
                    -------------------------------------------------------------------------------------------------------------
                    VIP Dynamic Capital       Seeks capital appreciation.                         Fidelity Management &
                    Appreciation Portfolio --                                                     Research Company
                    Service Class 2                                                               (subadvised by Fidelity
                                                                                                  Management & Research
                                                                                                  U.K. Inc. ("FMR U.K"); Fidelity
                                                                                                  Management & Research Far
                                                                                                  East Inc. ("FMR Far East");
                                                                                                  Fidelity Investments Japan
                                                                                                  Limited ("FIJ"), FMR Co., Inc.
                                                                                                  ("FMRC"))

                                                                            Adviser (and Sub-Adviser(s),
  Subaccount                           Investment Objective                        as applicable)
  ------------------------------------------------------------------------------------------------------
  VIP Equity-Income    Seeks reasonable income. The portfolio will also     Fidelity Management &
  Portfolio            consider the potential for capital appreciation. The Research Company
                       portfolio's goal is to achieve a yield which         (subadvised by FMR Co.,
                       exceeds the composite yield on the securities        Inc. ("FMRC"))
                       comprising the Standard & Poor's 500/SM/ Index.
                       (S&P 500(R)).
  ------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio Seeks to achieve capital appreciation.               Fidelity Management &
                                                                            Research Company
                                                                            (subadvised by FMR Co.,
                                                                            Inc. ("FMRC"))
  ------------------------------------------------------------------------------------------------------
  VIP Growth & Income  Seeks high total return through a combination of     Fidelity Management &
  Portfolio            current income and capital appreciation.             Research Company
                                                                            (subadvised by Fidelity
                                                                            Management & Research
                                                                            (U.K.) Inc. ("FMR U.K"),
                                                                            Fidelity Management &
                                                                            Research (Far East) Inc.
                                                                            ("FMR Far East") and
                                                                            Fidelity Investments Japan
                                                                            Limited ("FIJ"), FMR Co.,
                                                                            Inc. ("FMRC"))
  ------------------------------------------------------------------------------------------------------
  VIP Mid Cap          Seeks long-term growth of capital.                   Fidelity Management &
  Portfolio -- Service                                                      Research Company
  Class 2                                                                   (subadvised by Fidelity
                                                                            Management & Research
                                                                            (U.K.) Inc. ("FMR U.K") and
                                                                            Fidelity Management &
                                                                            Research Far East Inc.
                                                                            ("FMR Far East"))
  ------------------------------------------------------------------------------------------------------
  VIP Value Strategies Seeks capital appreciation.                          Fidelity Management &
  Portfolio                                                                 Research Company
                                                                            (subadvised by FMR Co.,
                                                                            Inc. ("FMRC"))
  ------------------------------------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                   Subaccount                             Investment Objective                        as applicable)
                   --------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund             Seeks maximum income consistent with prudent        GE Asset Management
FUNDS, INC.                                investment management and the preservation of       Incorporated
                                           capital.
                   --------------------------------------------------------------------------------------------------------
                   Mid-Cap Value Equity    Seeks long-term growth of capital and future        GE Asset Management
                   Fund                    income.                                             Incorporated
                   --------------------------------------------------------------------------------------------------------
                   Money Market Fund       Seeks a high level of current income consistent     GE Asset Management
                                           with the preservation of capital and the            Incorporated
                                           maintenance of liquidity.
                   --------------------------------------------------------------------------------------------------------
                   Premier Growth Equity   Seeks long-term growth of capital and future        GE Asset Management
                   Fund                    income rather than current income.                  Incorporated
                   --------------------------------------------------------------------------------------------------------
                   Real Estate Securities  Seeks maximum total return through current          GE Asset Management
                   Fund                    income and capital appreciation.                    Incorporated (subadvised by
                                                                                               Seneca Capital Management)
                   --------------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund1  Seeks capital and accumulation of income that       GE Asset Management
                                           corresponds to the investment return of the         Incorporated (subadvised
                                           Standard & Poor's 500 Composite Stock Index.        by SSgA Funds
                                                                                               Management, Inc.)
                   --------------------------------------------------------------------------------------------------------
                   Small-Cap Value Equity  Seeks long-term growth of capital.                  GE Asset Management
                   Fund                                                                        Incorporated (subadvised by
                                                                                               Palisade Capital
                                                                                               Management LLC)
                   --------------------------------------------------------------------------------------------------------
                   Total Return Fund       Seeks the highest total return composed of          GE Asset Management
                                           current income and capital appreciation, as is      Incorporated
                                           consistent with prudent investment risk.
                   --------------------------------------------------------------------------------------------------------
                   U.S. Equity Fund        Seeks long-term growth of capital.                  GE Asset Management
                                                                                               Incorporated
                   --------------------------------------------------------------------------------------------------------
                   Value Equity Fund       Seeks long-term growth capital and future income.   GE Asset Management
                                                                                               Incorporated
                   --------------------------------------------------------------------------------------------------------
GREENWICH STREET   Salomon Brothers        Seeks capital appreciation.                         Salomon Brothers Asset
SERIES FUND        Variable Emerging                                                           Management Inc.
                   Growth Fund -- Class II
                   --------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio      Seeks long-term capital growth consistent with      Janus Capital
                                           preservation of capital and balanced by current     Management LLC
                                           income.
                   --------------------------------------------------------------------------------------------------------
                   Capital Appreciation    A non-diversified/2/ portfolio that seeks long-term Janus Capital
                   Portfolio               growth of capital.                                  Management LLC
                   --------------------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.
                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                 Adviser (and Sub-Adviser(s),
                 Subaccount                                 Investment Objective                        as applicable)
                 ------------------------------------------------------------------------------------------------------------
                 Global Life Sciences        Seeks long-term growth of capital.                  Janus Capital
                 Portfolio -- Service                                                            Management LLC
                 Shares
                 ------------------------------------------------------------------------------------------------------------
                 Global Technology           A non-diversified/1/ portfolio that seeks long-term Janus Capital
                 Portfolio -- Service        growth of capital.                                  Management LLC
                 Shares
                 ------------------------------------------------------------------------------------------------------------
                 Growth Portfolio            Seeks long-term growth of capital in a manner       Janus Capital
                                             consistent with the preservation of capital.        Management LLC
                 ------------------------------------------------------------------------------------------------------------
                 International Growth        Seeks long-term growth of capital.                  Janus Capital
                 Portfolio                                                                       Management LLC
                 ------------------------------------------------------------------------------------------------------------
                 Mid Cap Growth              Seeks long-term growth of capital.                  Janus Capital
                 Portfolio                                                                       Management LLC
                 ------------------------------------------------------------------------------------------------------------
                 Worldwide Growth            Seeks long-term growth of capital.                  Janus Capital
                 Portfolio                                                                       Management LLC
                 ------------------------------------------------------------------------------------------------------------
MERRILL LYNCH    Merrill Lynch Basic         Seeks capital appreciation and, secondarily         Merrill Lynch Investment
VARIABLE SERIES  Value V.I. Fund --          income.                                             Managers, L.P.
FUNDS, INC.      Class III Shares
                 ------------------------------------------------------------------------------------------------------------
                 Merrill Lynch Large Cap     Seeks long-term capital growth.                     Merrill Lynch Investment
                 Growth V.I. Fund --                                                             Managers, L.P.
                 Class III Shares
                 ------------------------------------------------------------------------------------------------------------
                 Merrill Lynch Small Cap     Seeks long-term growth of capital.                  Merrill Lynch Investment
                 Value V.I. Fund --                                                              Managers, L.P.
                 Class III Shares
                 ------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE  MFS(R) Investors Growth     Seeks long-term growth of capital and future        Massachusetts Financial
INSURANCE TRUST  Stock Series -- Service     income rather than current income.                  Services Company ("MFS(R)")
                 Class Shares
                 ------------------------------------------------------------------------------------------------------------
                 MFS(R) Investors Trust      Seeks long-term growth of capital and secondarily   Massachusetts Financial
                 Series -- Service Class     to provide reasonable current income.               Services Company ("MFS(R)")
                 Shares
                 ------------------------------------------------------------------------------------------------------------
                 MFS(R) New Discovery        Seeks capital appreciation.                         Massachusetts Financial
                 Series -- Service Class                                                         Services Company ("MFS(R)")
                 Shares
                 ------------------------------------------------------------------------------------------------------------
                 MFS(R)                      Seeks capital growth and current income.            Massachusetts Financial
                 Utilities Series -- Service                                                     Services Company ("MFS(R)")
                 Class Shares
                 ------------------------------------------------------------------------------------------------------------
NATIONS SEPARATE Nations Marsico Growth      Seeks long-term growth of capital.                  Banc of America Capital
ACCOUNT TRUST    Portfolio                                                                       Management, LLC
                                                                                                 (subadvised by Marsico
                                                                                                 Capital)
                 ------------------------------------------------------------------------------------------------------------
                 Nations Marsico             Seeks long-term growth of capital.                  Banc of America Capital
                 International                                                                   Management, LLC
                 Opportunities Portfolio                                                         (subadvised by Marsico
                                                                                                 Capital)
                 ------------------------------------------------------------------------------------------------------------
OPPENHEIMER      Oppenheimer Aggressive      Seeks capital appreciation by investing in "growth  OppenheimerFunds, Inc.
VARIABLE ACCOUNT Growth Fund/VA              type" companies.
FUNDS
                 ------------------------------------------------------------------------------------------------------------
                 Oppenheimer Balanced        Seeks a high total investment return which          OppenheimerFunds, Inc.
                 Fund/VA                     includes current income and capital appreciation
                                             in the values of its shares.
                 ------------------------------------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                  Adviser (and Sub-Adviser(s),
                  Subaccount                                Investment Objective                         as applicable)
                  ------------------------------------------------------------------------------------------------------------
                  Oppenheimer Capital       Seeks capital appreciation by investing in             OppenheimerFunds, Inc.
                  Appreciation Fund/VA      securities of well-known, established companies.
                  ------------------------------------------------------------------------------------------------------------
                  Oppenheimer Global        Seeks long-term capital appreciation by investing      OppenheimerFunds, Inc.
                  Securities Fund/VA --     a substantial portion of its assets in securities of
                  Service Shares            foreign issuers, "growth-type" companies, cyclical
                                            industries and special situations that are
                                            considered to have appreciation possibilities.
                  ------------------------------------------------------------------------------------------------------------
                  Oppenheimer Main          Seeks total return (which includes growth in the       OppenheimerFunds, Inc.
                  Street Fund/VA --         value of its shares as well as currrent income)
                  Service Shares            from equity and debt securities.
                  ------------------------------------------------------------------------------------------------------------
                  Oppenheimer Main          Seeks capital appreciation.                            OppenheimerFunds, Inc.
                  Street Small Cap Fund/
                  VA -- Service Shares
                  ------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE    Foreign Bond Portfolio    Seeks maximum total return, consistent with            Pacific Investment
INSURANCE TRUST   (U.S. Dollar Hedged) --   preservation of capital and prudent investment         Management Company LLC
                  Administrative Class      management.
                  Shares
                  ------------------------------------------------------------------------------------------------------------
                  High Yield Portfolio --   Seeks maximum total return, consistent with            Pacific Investment
                  Administrative Class      preservation of capital and prudent investment         Management Company LLC
                  Shares                    management. Invests at least 80% of its assets
                                            in a diversified portfolio of high yield securities
                                            ("junk bonds") rated below investment grade but
                                            rated at least B by Moody's or S&P, or, if unrated,
                                            determined by PIMCO to be of comparable quality.
                                            Effective June 1, 2004, the High Yield Portfolio's
                                            quality guideline will change, permitting the
                                            portfolio to invest in securities with lower-quality
                                            credit ratings. Under the new guidelines, the
                                            portfolio will invest at least 80% of its assets in a
                                            diversified portfolio of high yield securities rated
                                            below investment grade but rated at least Caa
                                            (subject to a maximum of 5% of total assets in
                                            securities rated Caa) by Moody's or S&P, or, if
                                            unrated, determined by PIMCO to be of
                                            comparable quality.
                  ------------------------------------------------------------------------------------------------------------
                  Long-Term U.S.            Seeks maximum total return, consistent with            Pacific Investment
                  Government Portfolio --   preservation of capital and prudent investment         Management Company LLC
                  Administrative Class      management.
                  Shares
                  ------------------------------------------------------------------------------------------------------------
                  Total Return Portfolio -- Seeks maximum total return, consistent with            Pacific Investment
                  Administrative Class      preservation of capital and prudent investment         Management Company LLC
                  Shares                    management.
                  ------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL    Jennison Portfolio --     Seeks long-term growth of capital.                     Prudential Investments LLC
SERIES FUND, INC. Class II                                                                         (subadvised by Jennison
                                                                                                   Associate LLC)
                  ------------------------------------------------------------------------------------------------------------
                  Jennison 20/20 Focus      Seeks long-term growth of capital.                     Prudential Investments LLC
                  Portfolio -- Class II                                                            (subadvised by Jennison
                                                                                                   Associates LLC)
                  ------------------------------------------------------------------------------------------------------------


                         Subaccount                                Investment Objective
                         -----------------------------------------------------------------------------
RYDEX VARIABLE           OTC Fund/1/                  Seeks to provide investment results that
TRUST                                                 correspond to a benchmark for over-the-counter
                                                      securities. The fund's current benchmark is the
                                                      NASDAQ 100 Index(TM).
                         -----------------------------------------------------------------------------
SALOMON BROTHERS         Salomon Brothers             Seeks long-term growth of capital.
VARIABLE SERIES FUND INC Variable All Cap Fund --
                         Class II
                         -----------------------------------------------------------------------------
VAN KAMPEN LIFE          Comstock Portfolio --        Seeks capital growth and income.
INVESTMENT TRUST         Class II Shares
                         -----------------------------------------------------------------------------
                         Emerging Growth              Seeks capital appreciation.
                         Portfolio -- Class II Shares
                         -----------------------------------------------------------------------------

                                                Adviser (and Sub-Adviser(s),
             Investment Objective                      as applicable)
----------------------------------------------------------------------------
Seeks to provide investment results that           Rydex Global Advisors
correspond to a benchmark for over-the-counter
securities. The fund's current benchmark is the
NASDAQ 100 Index(TM).
----------------------------------------------------------------------------
Seeks long-term growth of capital.                 Salomon Brothers Asset
    Management Inc

----------------------------------------------------------------------------
Seeks capital growth and income.                   Van Kampen Asset
    Management Inc.
----------------------------------------------------------------------------
Seeks capital appreciation.                        Van Kampen Asset
                       Management Inc.
----------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                      Not all of these Portfolios may be available in all states or in all markets.

                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

                      We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor may pay us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

                      We may also receive service share fees from certain of the Portfolios. These fees are deducted from Portfolio assets attributable to the contracts, and are for the administrative services we provide to those Portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the contracts, may receive 12b-1 fees deducted from certain Portfolio assets attributable to the contracts for providing distribution and shareholder support services to some of the Portfolios. Because service share fees and 12b-1 fees are paid out of Portfolio assets on an ongoing basis, over time they will increase the cost of an investment in Portfolio shares.

CHANGES TO THE        We reserve the right, within the law, to make additions,
SEPARATE              deletions and substitutions for the Portfolios. We may
ACCOUNT AND           substitute shares of other portfolios for shares already
THE SUBACCOUNTS       purchased, or to be purchased in the future, under the
                      contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940
                      Act.

                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required, manage the Separate Account under the direction of a committee, or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

Charges and Other Deductions

                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and costs of contract benefits through fees and charges imposed under the contracts. See the "Distribution of the Contracts" provision of this prospectus.

                      All of the charges described in this section apply to assets allocated to the Separate Account. If the Guarantee Account is available, all assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

                      We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . administering annuity payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . providing toll-free inquiry services; and

                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:

                         . the risk that the death benefit will be greater than
                           the Surrender Value;

                         . the risk that the actual life-span of persons
                           receiving income payments under contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed by us).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

DEDUCTIONS FROM       We deduct from the Separate Account an amount, computed
THE SEPARATE          daily, equal to an annual rate of 1.60% of the daily net
ACCOUNT               assets of the Separate Account. The charge consists of an
                      administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of 1.35%. These deductions from the Separate Account are reflected in your Contract Value.

GUARANTEED            We charge you for expenses related to the Guaranteed
INCOME RIDER          Income Rider Option, if you elect this option at the time
OPTION CHARGE         of application. This charge is deducted from the Separate
                      Account, computed daily, equal to an annual rate of 0.40% of the daily net assets of the Separate Account. This deduction from the Separate Account is reflected in your Contract Value.

GUARANTEED            The Guaranteed Minimum Withdrawal Benefit Rider Option
MINIMUM               will be available on or about May 5, 2004. The Guranteed
WITHDRAWAL            Minimum Withdrawal Benefit Rider Option may not be
BENEFIT               available in all states or in all markets. We reserve the
RIDER OPTION          right to discontinue offering the Guaranteed Minimum
CHARGE                Withdrawal Benefit Rider Option at any time and for any
                      reason. We charge you for expenses related to the Guaranteed Minimum Withdrawal Benefit Rider Option, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily, equal to an annual rate of 0.50% of your daily net assets in the Separate Account. This deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not follow the Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and elect to follow the Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00% of your daily net assets in the Separate Account.

PAYMENT               The Payment Protection Rider Option will be available on
PROTECTION            or about May 26, 2004. The Payment Protection Rider
RIDER OPTION          Option may not be available in all states or in all
CHARGE                markets. We reserve the right to discontinue offering the
                      Payment Protection Rider Option at any time and for any reason. We charge you for expenses related to the Payment
                      Protection Rider Option, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily, equal to an annual rate of 0.40% of your daily net assets in the Separate
                      Account. This deduction from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not follow the Investment
                      Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and elect to follow the Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00% of your daily net assets in the Separate
                      Account.

OTHER CHARGES

ANNUAL CONTRACT       We will deduct an annual contract maintenance charge of
MAINTENANCE           $25 from your Contract Value to compensate us for certain
CHARGE                administrative expenses incurred in connection with the
                      contract. We will deduct the charge at each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $25,000 or more.

                      We will allocate the annual contract maintenance charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If the Guarantee Account is available, and there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

                      For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve the applicable contract modifications, the following provisions apply:

CHARGE FOR THE        We charge you for expenses related to the Annual Step-Up
ANNUAL STEP-UP        Death Benefit Rider Option if you elect this option at
DEATH BENEFIT         the time of application. We deduct this charge against
RIDER OPTION          your assets in the Separate Account at each contract
                      anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the
                      Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
                      Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge.
                      The charge for the Annual Step-Up Death Benefit Rider
                      Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

CHARGE FOR THE 5%     We charge you for expenses related to the 5% Rollup Death
ROLLUP DEATH          Benefit Rider Option if you elect this option at the time
BENEFIT RIDER         of application. We deduct this charge against your assets
OPTION                in the Separate Account at each contract anniversary and
                      at surrender to compensate
                      us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit
                      Rider Option is an annual rate of 0.30% of your Contract
                      Value at the time of the deduction. The 5% Rollup Death
                      Benefit Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

CHARGE FOR THE        We charge you for expenses related to the Earnings
EARNINGS PROTECTOR    Protector Death Benefit Rider Option if you elect this
DEATH BENEFIT         rider at the time of application. We deduct this charge
RIDER OPTION          against your assets in the Separate Account on each
                      contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider
                      Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge.
                      At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector
                      Death Benefit Rider Option is 0.30% of your Contract
                      Value at the time of the deduction.

CHARGE FOR THE        We charge you for expenses related to the Earnings
EARNINGS PROTECTOR    Protector and Greater of Annual Step-Up and 5% Rollup
AND GREATER OF        Death Benefit Rider Option if you elect this rider at the
ANNUAL STEP-UP AND    time of application. We deduct this charge against your
5% ROLLUP DEATH       assets in the Separate Account at each contract
BENEFIT RIDER         anniversary and at surrender to compensate us for the
OPTION                increased risks and expenses associated with providing
                      this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and
                      5% Rollup Death Benefit Rider option among the
                      Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
                      Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge.
                      The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is an annual rate of 0.70% of your Contract Value at the time of the deduction. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider
                      Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity
                      Cross Funding Program.

                      For contracts issued prior to May 1, 2003 or prior to the date on which state insurance authorities approve applicable contract modifications, the following provision applies:

CHARGE FOR            We charge you for expenses related to the Optional
OPTIONAL              Enhanced Death Benefit. At the beginning of each contract
ENHANCED DEATH        year after the first Contract Year, we deduct a charge
BENEFIT               against the average of:

                       (1) your Contract Value at the beginning of the previous
                           contract year; and

                       (2) your Contract Value at the end of the previous
                           contract year.

                      At surrender, a charge is made against the average of:

                       (1) your Contract Value at the beginning of the current
                           contract year; and

                       (2) your Contract Value at surrender.

                      The charge at surrender will be a pro rata portion of the annual charge.

                      We currently charge an annual rate of 0.20% of your average Contract Value as described above. However, we guarantee that this charge will never exceed an annual rate of 0.35% of your average prior contract year's Contract Value, as described above. (The rate that applies to your contract will be fixed at issue.) We will allocate the annual charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total value in all Subaccounts at the time we take the charge. If there are insufficient assets in the Subaccounts to cover the charge, we will deduct the charge first from your assets in the Subaccounts, if any, and then from the Guarantee Account (if available). Deductions from the Guarantee Account will be taken first from the amounts (including any interest earned) that have been in the Guarantee Account for the longest period of time.

                      The following applies to all contracts:

DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAXES         levied by any governmental entity from premium payments
                      or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND     Each Portfolio incurs certain fees and expenses. To pay
DEDUCTIONS            for these expenses, the Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

The Contract

                      The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE       If you wish to purchase a contract, you must apply for it
CONTRACT              through an authorized sales representative. The sales
                      representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Distribution of the Contracts" provision of this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two Valuation Days after we receive the order. While attempting to finish an incomplete application, we may hold the initial premium payment for no more than five Valuation Days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two Valuation Days. We apply any additional premium payments you make on the Valuation Day we receive them at our Home Office.

                      To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85 at the time of application, unless we approve a different age.

                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

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                      Purchasing the contract through a tax-free "Section 1035"
                      exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract. The fees and charges under this contract may be higher
                      (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay Federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP             As owner, you have all rights under the contract, subject
                      to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information, if joint ownership is requested after the contract is issued.

                      During the Annuitant's life, you can change any non-natural owner to another non-natural owner.

                      Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Maturity Date, you may change:

                         . your Maturity Date (your Maturity Date must be a
                           date at least 12 months from the date the contract is issued);

                         . your optional payment plan;

                         . the allocation of your investments among the
                           Subaccounts and/or the Guarantee Account (if available); and

                         . the owner, joint owner, primary beneficiary,
                           contingent beneficiary, and contingent Annuitant upon written notice to our Home Office, provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

                      We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect the Guaranteed Income Rider Option at the time of application, you may not change your scheduled income start date or your optional payment plan. In addition, withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you select the Payment Protection Rider Option or the Guaranteed Minimum Withdrawal Benefit Rider Option at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. If you elect the Payment Protection Rider, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last premium payment. You may not however, change the optional payment plan once elected at the time of application.

ASSIGNMENT            An owner of a Non-Qualified Contract may assign some or
                      all of his or her rights under the contract. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Maturity Date and while the Annuitant is still living.
                      Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts, IRAs and Tax Sheltered Annuity Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

                      If you elect the Payment Protection Rider Option or the Guaranteed Minimum Withdrawal Benefit Rider Option, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

                      The Guaranteed Income Rider Option will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of the Guaranteed Income Rider Option, all assets in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund as of the Valuation Day the assignment is received. (If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.)

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




                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PREMIUM               You may make premium payments to us at any frequency and
PAYMENTS              in the amount you select, subject to certain
                      restrictions, including restrictions that may be imposed by terms of elected riders. You must obtain our prior approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

                      The minimum initial premium payment is $25,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts, and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional premium payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

VALUATION DAY         We will value Accumulation and Annuity Units once daily
AND VALUATION         at the close of regular trading (currently 4:00 p.m.
PERIOD                Eastern Time) on each day the New York Stock Exchange is
                      open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

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ALLOCATION OF         We place premium payments into the Subaccounts, each of
PREMIUM               which invests in shares of a corresponding Portfolio
PAYMENTS              and/or the Guarantee Account (if available), according to
                      your instructions. You may allocate premium payments to up to 10 Subaccounts plus the Guarantee Account (if available) at any one time. If you have elected the Guaranteed Income Rider Option, you may not allocate premium payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by monthly transfers pursuant to pro rata scheduled transfers from all other Subaccounts is when you have assets. If you have elected the Payment Protection Rider
                      Option or the Guaranteed Minimum Withdrawal Benefit Rider
                      Option, you must allocate all premium payments in accordance with the Investment Strategy prescribed by each rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your premium payments are not allocated in accordance with the Investment Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum
                      Withdrawal Benefit Option" and "Income Payments --
                      Payment Protection Rider Option" provisions in this prospectus. The percentage of any premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.

                      Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

                      You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any premium payments made after we receive notice of the change.

VALUATION OF          Partial surrenders, surrenders and/or payment of a death
ACCUMULATION          benefit all result in the cancellation of an appropriate
UNITS                 number of Accumulation Units. We cancel Accumulation
                      Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial surrender, surrender or payment of a death benefit. The
                      Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers


TRANSFERS             All contract owners may transfer all or a portion of
BEFORE THE            their assets between and among the Subaccounts of the
MATURITY DATE         Separate Account and if your contract was issued prior to
                      May 1, 2003, the Guarantee Account, on any Valuation Day prior to the Maturity Date, subject to certain conditions imposed by the contract and as stated below. In addition, if you elect the Guaranteed Income Rider Option, once you make a transfer from a segment that corresponds to a GIS
                      Subaccount, you may not make subsequent premium payments or transfers to that segment corresponding to that GIS
                      Subaccount. If you elect the Payment Protection Rider
                      Option or the Guaranteed Minimum Withdrawal Benefit Rider
                      Option, the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment
                      Strategy. If the Guarantee Account is available, owners may not transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

                      We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM        Please remember that the Guarantee Account is only
THE GUARANTEE         available to contracts issued prior to May 1, 2003. Where
ACCOUNT TO THE        the Guarantee Account is available, we may limit and/or
SUBACCOUNTS           restrict transfers from the Guarantee Account to the
                      Subaccounts. For any allocation from the Guarantee
                      Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus
                      25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM        We may also restrict certain transfers from the
THE SUBACCOUNTS       Subaccounts to the Guarantee Account (if available). We
TO THE GUARANTEE      reserve the right to prohibit or limit transfers from a
ACCOUNT               Subaccount to the Guarantee Account during the six-month
                      period following the transfer of any amount from the Guarantee Account to any Subaccount.

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




TRANSFERS AMONG       All contract owners may submit 12 Subaccount transfers
THE SUBACCOUNTS       each calendar year by U.S. Mail, voice response,
                      internet, telephone or facsimile. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, internet, telephone or facsimile will not be accepted under any circumstances. In addition, owners wishing to cancel a written Subaccount transfer, you must also cancel it in writing by U.S. Mail or by overnight delivery service. We will process the cancellation request as of the Valuation Day the cancellation request is received at our Home Office. The restrictions listed above do not apply to any transfers made among the Subaccounts pursuant to a Dollar Cost
                      Averaging program or Portfolio Rebalancing program.

                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

                      The restrictions and charges listed above do not apply to any:

                         . transfers made among the Subaccounts pursuant to a
                           Dollar Cost Averaging program or Portfolio
                           Rebalancing program; or

                         . scheduled transfers made to the GIS Subaccount(s)
                           pursuant to the terms of the Guaranteed Income Rider Option; or

                         . transfers made among the Subaccounts pursuant to the
                           automatic rebalancing of assets made pursuant to the terms of the Payment Protection Rider or the Guaranteed Minimum Withdrawal Benefit Rider.

                      Sometimes, we may not honor transfer requests. We may not honor a transfer request if:

                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests;

                        (2) the transfer is a result of more than one trade
                            involving the same Subaccount within a 30-day period; or

                        (3) the transfer would adversely affect Accumulation
                            Unit values.

                      We also may not honor transfers made by third parties (see the "Transfers by Third Parties" provision). We will treat all contract owners equally with respect to transfer requests.

                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous section. If you still wish to transfer assets to a specified Subaccount, you must contact our Home Office in accordance with the first paragraph of this section.

                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/            All contract owners may make their first 12 transfers
INTERNET              among the Subaccounts or between the Subaccounts and, if
TRANSACTIONS          their contract was issued prior to May 1, 2003, the
                      Guarantee Account, by calling or electronically contacting us provided we receive written authorization at our Home Office to execute such transactions prior to such request. Transactions that can be conducted over the telephone and internet include, but are not limited to:

                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.

                      We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone/internet instructions;

                        (2) confirming the telephone/internet transaction in
                            writing to you or a third party you authorized;
                            and/or

                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.

                      We reserve the right to limit or prohibit telephone and internet transactions.

                      We may delay making a payment or processing a transfer request if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement to protect
                            our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF       We will not be liable for following instructions that we
TRANSACTIONS          reasonably determine to be genuine. We will send you a
                      confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON       Please note that the internet or our telephone system may
RELIABILITY           not always be available. Any computer or telephone
                      system, whether it is yours, your internet service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY          As a general rule and as a convenience to you, we allow
THIRD PARTIES         you to give third parties the right to conduct transfers
                      on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

                      Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted. These procedures will not, however, prevent owners from making their own transfer requests.

DOLLAR COST           Dollar Cost Averaging permits you to systematically
AVERAGING             transfer on a monthly or quarterly basis a set dollar
PROGRAM               amount from the Subaccount investing in the GE
                      Investments Funds, Inc. -- Money Market Fund and/or if your contract was issued prior to May 1, 2003, the Guarantee Account, to any combination of other
                      Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase
                      Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program
                      by:

                        (1) electing it on your application;

                        (2) contacting an authorized sales representative; or

                        (3) contacting us at 1-800-352-9910.

                      To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

                      The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

                         . on the business day we receive your request to
                           discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

                         . when the assets in the Subaccount investing in the
                           GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

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                      If your contract was issued prior to May 1, 2003 and if
                      you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period. We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in enhanced Dollar Cost Averaging as of that Valuation Day.

                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

                      We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawals program.

                      Dollar Cost Averaging is not available if you have elected the Payment Protection Rider or the Guaranteed Minimum Withdrawal Benefit Rider and you are allocating assets in accordance with the prescribed Investment Strategy.

                      Owners considering participating in a Dollar Cost Averaging program should call (800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO             Once your premium payment has been allocated among the
REBALANCING           Subaccounts, the performance of each Subaccount may cause
PROGRAM               your allocation to shift. You may instruct us to
                      automatically rebalance (on a quarterly, semi-annual or annual basis) your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing agreement. You may not participate in the Portfolio Rebalancing program if you have elected the Payment Protection Rider or the Guaranteed Minimum Withdrawal Benefit Rider and you are allocating assets in accordance with the prescribed
                      Investment Strategy.

                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from the Portfolio Rebalancing program. We will discontinue your participation in Portfolio Rebalancing if:

                         . You elected the Payment Protection Rider or the
                           Guaranteed Minimum Withdrawal Benefit Rider at the time of application; and

                         . You reset your benefit by reallocating assets in
                           accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

                      We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE             If your contract was issued prior to May 1, 2003, you may
ACCOUNT               instruct us to transfer interest earned on your assets in
INTEREST SWEEP        the Guarantee Account to the Subaccounts to which you are
PROGRAM               allocating premium payments, in accordance with your
                      allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either quarterly, semi-annually, or annually).

                      The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

                      You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

                      We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

                      You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Surrenders


SURRENDERS AND        We will allow you to totally surrender your contract or
PARTIAL               surrender of a portion of your Contract Value at any time
SURRENDERS            before the Maturity Date upon your written request,
                      subject to the conditions discussed below.

                      We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

                      The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

                        (1) the Contract Value (after deduction of the annual
                            contract maintenance charge, if applicable, and any optional rider charge(s)) on the Valuation Day we receive a request for surrender; less

                        (2) any applicable premium tax.

                      We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

                      If you are taking a partial surrender, you may indicate in writing or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts (excluding the GIS Subaccount(s) if the Guaranteed Income Rider is elected at the time of application) on a pro-rata basis, in proportion to your assets allocated to the Separate Account. (If your contract was issued prior to May 1, 2003, we will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.) If you elect the Payment Protection Rider or the Guaranteed Minimum Withdrawal Benefit Rider and take a partial surrender, we will rebalance the Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial surrender, unless you instruct us otherwise. If, after a partial surrender and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. When taking a partial surrender, any applicable premium tax will be taken from the amount surrendered unless otherwise requested. If the Guaranteed Income Rider is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

                      We may delay making a payment if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

                      Please remember that partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial surrenders taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit) will reduce your death benefit by the proportion that the partial surrender (including any applicable premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

                      Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See the "Federal Tax Matters" provision in this prospectus.

RESTRICTIONS ON       Section 830.105 of the Texas Government Code permits
DISTRIBUTIONS         participants in the Texas Optional Retirement Program to
FROM CERTAIN          surrender their interest in a variable annuity contract
CONTRACTS             issued under the Texas Optional Retirement Program only
                      upon:

                        (1) termination of employment in the Texas public
                            institutions of higher education;

                        (2) retirement;

                        (3) death; or

                        (4) the participant's attainment of age 70 1/2.

                      If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC            The Systematic Withdrawal program allows you to take
WITHDRAWAL            Systematic Withdrawals of a specified dollar amount (in
PROGRAM               equal installments of at least $100) on a monthly,
                      quarterly, semi-annual or annual basis. Your payments can begin at any time after 30-days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $25,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.

                      We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts (excluding the GIS Subaccount(s) if the Guaranteed Income Rider is elected at the time of application) and/or interest rate guarantee periods (if your contract was issued prior to May 1, 2003) from which we are to take Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) of the Guaranteed Income Rider is elected at the time of application) in which you have an interest. For contracts issued prior to May 1, 2003, to the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If the Guaranteed Income Rider is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

                      After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

                         . you may request only one such change in a calendar
                           quarter; and

                         . if you did not elect the maximum amount you could
                           withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

                      A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. In addition, your Systematic Withdrawal amount may be affected if you take an additional partial surrender. See the "Requesting Payments" provision of this prospectus.

                      Each Systematic Withdrawal is subject to Federal income taxes on the taxable portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

                      Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program as well as partial surrenders taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.

                      If you elect the Guaranteed Minimum Withdrawal Benefit Rider, partial surrenders and partial surrenders under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Option" provision below.

                      There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawals and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30-days written notice to owners.

GUARANTEED            The Guaranteed Minimum Withdrawal Benefit Rider Option
MINIMUM               will be available on or about May 5, 2004. The Guaranteed
WITHDRAWAL            Minimum Withdrawal Benefit Rider Option may not be
BENEFIT RIDER         available in all states or in all markets. We reserve the
OPTION                right to discontinue offering the Guaranteed Minimum
                      Withdrawal Benefit Rider Option at any time and for any reason. This rider provides for a guaranteed minimum withdrawal benefit. If you wish to elect this rider, you must do so at the time of application.

INVESTMENT STRATEGY   In order to receive the full benefit provided by this
                      rider, you must invest all premium payments and allocations in accordance with a prescribed Investment
                      Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

                      Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

                      The Investment Strategy includes specific Designated Subaccounts, as well as an Asset Allocation Model. The current Investment Strategy is as follows:

                        (1) owners may allocate assets to the following
                            Designated Subaccounts:

                                GE Investments Funds, Inc. -- Total Return Fund;

                                Fidelity Variable Insurance Products Fund --
                                VIP Asset Manager Portfolio -- Service Class 2;

                                Janus Aspen Series -- Balanced Portfolio --
                                Service Shares; and/or

                                Oppenheimer Variable Account Funds --
                                Oppenheimer Balanced Fund/VA -- Service Shares; and/or

                        (2) owners may allocate assets in accordance with the
                            following asset allocation model (when allocating to the model, one or more available Portfolios may be used so long as allocated assets equal the percentages prescribed):

    CATEGORY         PERCENTAGE            AVAILABLE SUBACCOUNTS
    ------------------------------------------------------------------------
    LARGE CAP GROWTH    12%     AIM Variable Insurance Funds -- AIM V.I.
                                  Premier Equity Fund -- Series I Shares
                                AllianceBernstein Variable Products Series
                                  Fund, Inc. -- AllianceBernstein Premier
                                  Growth Portfolio -- Class B
                                Fidelity Variable Insurance Products
                                  Fund -- VIP Growth Portfolio -- Service
                                  Class 2
                                Greenwich Street Series Fund -- Salomon
                                  Brothers Variable Aggressive Growth
                                  Fund -- Class II (formerly, Salomon
                                  Brothers Variable Emerging Growth
                                  Fund)
                                MFS(R) Variable Insurance Trust -- MFS(R)
                                  Investors Growth Stock Series -- Service
                                  Class Shares
                                Nations Separate Account Trust -- Nations
                                  Marsico Growth Portfolio
                                The Prudential Series Fund, Inc. --
                                  Jennison Portfolio -- Class II
    ------------------------------------------------------------------------
    LARGE CAP VALUE     19%     AIM Variable Insurance Funds -- AIM V.I.
                                  Basic Value Fund -- Series II Shares
                                AllianceBernstein Variable Products Series
                                  Fund, Inc. -- AllianceBernstein Growth
                                  and Income Portfolio -- Class B
                                Fidelity Variable Insurance Products
                                  Fund -- VIP Equity-Income Portfolio --
                                  Service Class 2
                                Merrill Lynch Variable Series Funds, Inc. --
                                  Merrill Lynch Basic Value V.I. Fund --
                                  Class III Shares
                                Salomon Brothers Variable Series Funds
                                  Inc -- Salomon Brothers Variable All Cap
                                  Fund -- Class II
                                Van Kampen Life Investment Trust --
                                  Comstock Portfolio -- Class II Shares
    ------------------------------------------------------------------------
    MID CAP             7%      Fidelity Variable Insurance Products
                                  Fund -- VIP Mid Cap Portfolio -- Service
                                  Class 2
                                GE Investments Funds, Inc. -- Mid-Cap
                                  Value Equity Fund
    ------------------------------------------------------------------------

    CATEGORY         PERCENTAGE            AVAILABLE SUBACCOUNTS
    ------------------------------------------------------------------------
    SMALL CAP           5%      GE Investments Funds, Inc. -- Small-Cap
                                  Value Equity Fund
                                Merrill Lynch Variable Series Funds, Inc. --
                                  Merrill Lynch Small Cap Value V.I. Fund
                                  -- Class III Shares
                                MFS(R) Variable Insurance Trust -- MFS(R)
                                  New Discovery Series -- Service Class
                                  Shares
                                Oppenheimer Variable Account Funds --
                                  Oppenheimer Main Street Small Cap
                                  Fund/VA -- Service Shares
    ------------------------------------------------------------------------
    INTERNATIONAL       15%     Janus Aspen Series -- International
                                  Growth Portfolio -- Service Shares
                                Nations Separate Account Trust -- Nations
                                  Marsico International Opportunities
                                  Portfolio
    ------------------------------------------------------------------------
    HIGH-YIELD          4%      Federated Insurance Series -- Federated
                                  High Income Bond Fund II -- Service
                                  Shares
                                PIMCO Variable Insurance Trust -- High
                                  Yield Portfolio -- Administrative Class
                                  Shares
    ------------------------------------------------------------------------
    BONDS               23%     GE Investments Funds, Inc. -- Income
                                  Fund
                                PIMCO Variable Insurance Trust -- Long-
                                  Term U.S. Government Portfolio --
                                  Administrative Class Shares
                                PIMCO Variable Insurance Trust -- Total
                                  Return Portfolio -- Administrative Class
                                  Shares
    ------------------------------------------------------------------------
    CASH EQUIVALENTS    15%     GE Investments Funds, Inc. -- Money
                                  Market Fund
    ------------------------------------------------------------------------

                      If you choose to allocate Contract Value to the Designated Subaccounts option, you must specify the percentage of assets you wish to allocate to each Designated Subaccount. If you choose to allocate Contract Value to the Asset Allocation Model option, any percentage of Contract Value invested must first be divided into categories in accordance with the percentages shown above. Within each category, you must then specify the percentage of assets you wish to allocate in one or more of the available Subaccounts.

                      On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen. In addition, on any Valuation Day after any transaction involving a partial surrender, receipt of a premium payment or a transfer of Contract Value, we will rebalance Contract Value to the Subaccounts in accordance with the percentages that you have chosen at the time of original allocation or at the time of your last reset, unless you instruct us otherwise.

                      On the first Valuation Day that you choose not to follow the Investment Strategy, the guaranteed amount available for partial surrender will be reduced by 50%. As a result, your available benefit will also be reduced. You may reset your benefit on the next available reset date as described below.

GUARANTEED MINIMUM    If you:
WITHDRAWAL BENEFIT
                         . allocate all Contract Value to the prescribed Investment Strategy; and

                         . limit total gross partial surrenders in a Benefit Year to an amount less than or equal to the Withdrawal Limit;

                      you will be eligible to receive total gross partial surrenders at least equal to your protected amount, even if your Contract Value reduces to zero. A gross partial surrender is an amount partially surrendered from Contract Value including any taxes withheld and/or any premium taxes assessed.

                      The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

                        (a) is the protected amount; and

                        (b) is the withdrawal factor for the wait period.

                      The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent premium payment to the Valuation Day of the first partial surrender after that date.

                      Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may partially surrender in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals premium payments applied to the contract on the Contract Date. The protected amount does not change unless:

                         . an additional premium payment is applied to your protected amount; or

                         .  you elect to reset the protected amount.

                      Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

                      Your initial Remaining Amount is equal to your initial protected amount.

SUBSEQUENT PREMIUM    Any additional premium payment applied to your contract
PAYMENTS              will adjust your protected amount and Remaining Amount.
                      If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and Remaining Amount will be increased by the subsequent premium payment. Otherwise, both the protected amount and the Remaining Amount will be increased by (a) minus (b), where:

                        (a) is the premium payment; and

                        (b) is the premium payment multiplied by 50%.

                      We reserve the right to not adjust the protected amount and the Remaining Amount for additional premium payments.

RESET On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election. If you do, we will as of that reset date:

                         . reset the protected amount and Remaining Amount to equal your Contract Value;

                         . reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00% of your daily net assets in the Separate Account); and

                         . reset the Investment Strategy to the current Investment Strategy.

                      We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

PARTIAL SURRENDERS    If a gross partial surrender plus all prior gross partial
                      surrenders in a Benefit Year is less than or equal to the Withdrawal Limit, the Remaining Amount is reduced by the gross partial surrender.

                      If a gross partial surrender plus all prior gross partial surrenders in a Benefit Year is in excess of the Withdrawal Limit, your Remaining Amount is reduced, causing a reduction in your total benefits provided under this rider. The new Remaining Amount equals the lesser of
                      (a) and (b), where:

                        (a) is the Contract Value after the gross partial
                            surrender; and

                        (b) is the prior Remaining Amount less the gross
                            partial surrender.

                      Your Contract Value after taking a partial surrender may REDUCTION IN CONTRACT be less than the amount required to keep your contract in
VALUE effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

                         . If the Withdrawal Limit is less than $100, we will pay you the greater of the Remaining Amount or Contract Value in a lump sum.

                         . If the Withdrawal Limit is greater than $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until you have received the Remaining Amount as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.

WHEN THIS RIDER IS    This rider must be elected at application. The rider will
EFFECTIVE             remain in effect while the contract is in force and
                      before income payments begin. This rider may not be terminated prior to the Maturity Date. On the Maturity
                      Date, this rider, and the benefits you are eligible to receive thereunder, will terminate.

OWNERSHIP AND CHANGE  We must approve any assignment unless the assignment is
OF OWNERSHIP          made pursuant to a court order.

                      If you marry after issue, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

SPOUSAL CONTINUATION  If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

                      Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentage then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES The following examples show how the Guaranteed Minimum Withdrawal Benefit Rider works based on hypothetical values. They are not intended to depict investment performance of the contract.

                      The first example assumes:

                     (1) the owner purchases the contract for $100,000;

                     (2) the owner makes no additional premium payments;

                     (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

                     (4) the contract earns a net return of -2%; and

                     (5) the owner takes partial surrenders equal to the
                         Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the Remaining Amount is exhausted.

                                        Contract
      Contract Value Partial Surrenders Value -
      - Beginning of   Taken - End of    End of    Protected    Remaining
           Year             Year          Year      Amount       Amount
      -------------------------------------------------------------------
         $100,000          $7,000       $91,000     $100,000    $ 93,000
           91,000           7,000        82,180                   86,000
           82,180           7,000        73,536                   79,000
           73,536           7,000        65,066                   72,000
           65,066           7,000        56,764                   65,000
           56,764           7,000        48,629                   58,000
           48,629           7,000        40,656                   51,000
           40,656           7,000        32,843                   44,000
           32,843           7,000        25,186                   37,000
           25,186           7,000        17,683                   30,000
           17,683           7,000        10,329                   23,000
           10,329           7,000         3,123                   16,000
            3,123           7,000            --                    9,000
              --            7,000            --                    2,000
              --            2,000            --                       --
                                                 Total Received $100,000
      -------------------------------------------------------------------

                      This next example assumes:

                     (1) the owner purchases the contract for $100,000;

                     (2) the owner makes no additional premium payments;

                     (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

                     (4) the contract earns a net return of -2%; and

                     (5) the owner takes no partial surrenders in the first
                         five Benefit Years and then takes partial surrenders equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the Remaining Amount is exhausted.

                                               Contract
             Contract Value Partial Surrenders Value -
              - Beginning     Taken - End of    End of    Protected    Remaining
                of Year            Year          Year      Amount       Amount
             -------------------------------------------------------------------
                $100,000              --       $98,000     $100,000    $100,000
                  98,000              --        96,040                  100,000
                  96,040              --        94,119                  100,000
                  94,119              --        92,237                  100,000
                  92,237              --        90,392                  100,000
                  90,392         $10,000        78,584                   90,000
                  78,584          10,000        67,013                   80,000
                  67,013          10,000        55,672                   70,000
                  55,672          10,000        44,559                   60,000
                  44,559          10,000        33,668                   50,000
                  33,668          10,000        22,994                   40,000
                  22,994          10,000        12,534                   30,000
                  12,534          10,000            --                   20,000
                     --           10,000            --                   10,000
                     --           10,000            --                       --
                                                        Total Received $100,000
             -------------------------------------------------------------------

ANNUITY CROSS         This section of the prospectus describes a program that
FUNDING               may permit you (if you are eligible) to purchase this
PROGRAM               contract and use it to make payments to a Scheduled
                      Purchase Payment Variable Deferred Annuity issued by GE
                      Life and Annuity Assurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable
                      Deferred Annuity Contract.

                      What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. Such withdrawals will reduce proportionally any death benefit available in this annuity. See the "Death Benefit" provision of this prospectus.

                      How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity must be issued on the same date

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                      as the Scheduled Purchase Payment Variable Deferred
                      Annuity and have the same Maturity Date. The Maturity Date may be referred to as "Annuity Commencement Date" in the Scheduled Purchase Payment Variable Deferred Annuity.

                      There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. The actual performance of this Funding Annuity may directly affect the amount of premium payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional premium payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts currently issued by us or one of our affiliated companies and offered for use in an approved Annuity Cross Funding Program may be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for Federal tax purposes only if this Funding Annuity and Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for Federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Maturity Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have

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                      adverse tax consequences, and you should consult a tax
                      adviser before making any such change. In addition, changing the Maturity Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, any Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

                      This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contract may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

                      Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to this Funding Annuity are not permitted. Amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial or total or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity are higher than those applicable to such amounts had they remained invested in this Funding Annuity since this Funding Annuity has no surrender charges; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

                      If you request a partial or total or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial surrender or total surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges, if applicable, as well as any other applicable charges will be assessed according to the provisions of the contract from which the partial or total surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial surrenders or total surrenders from either this Funding Annuity or the Scheduled Purchase Payment Variable

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                      Deferred Annuity Contract will be affected by partial
                      surrenders or total surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial or total surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

                      Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

                      Annuity payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any such annuity payments before the payment date for such payment.

                      This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

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Death of Owner and/or Annuitant

                      For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, the following provisions apply:

DISTRIBUTION          In certain circumstances, Federal tax law requires that
PROVISIONS UPON       distributions be made under this contract. Except as
DEATH OF OWNER        described below in the "Distribution Rules" provision, a
OR JOINT OWNER        distribution is required at the first death of:

                        (1) an owner or joint owner; or

                        (2) the Annuitant or Joint Annuitant if any owner or
                            joint owner is a non-natural entity.

                      The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are described in the provision below.

                      If any owner or joint owner, who is not also an Annuitant or Joint Annuitant, dies prior to the Maturity Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day which we receive a request for surrender or choice of applicable payment choice, due proof of death and any required forms at our Home Office.

DEATH BENEFIT         If any Annuitant dies before income payments begin,
AT DEATH OF ANY       regardless of whether the Annuitant is also an owner or
ANNUITANT             joint owner, the amount of proceeds payable is the death
BEFORE THE            benefit. Upon receipt of due proof of an Annuitant's
MATURITY              death and all required forms (generally, due proof of
DATE                  death is a certified copy of the death certificate or a
                      certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

                      The death benefit choices we offer are:

                        (1) the Basic Death Benefit;

                        (2) the Annual Step-Up Death Benefit Rider Option;

                        (3) the 5% Rollup Death Benefit Rider Option;

                        (4) the Earnings Protector Death Benefit Rider Option;
                            and

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                        (5) the Earnings Protector and Greater of Annual
                            Step-Up and 5% Rollup Death Benefit Rider Option.

                      We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The "5% Rollup Death Benefit Rider Option" and the "Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option" are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

                      The death benefit varies based on:

                        (1) the Annuitant's age on the date the contract was
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

                      The Basic Death Benefit available for all contracts issued is equal to the greater of:

                        (a) premium payments adjusted for any partial
                            surrenders and any applicable premium taxes as of the Valuation Day we receive due proof of death and all required forms at our Home Office; and

                        (b) the Contract Value on the Valuation Day upon
                            receipt of due proof of death and all required forms at our Home Office.

                      Partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or partial surrenders taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit Rider) reduce the death benefit proportionally by the same percentage that the partial surrender (including any premium taxes assessed) reduces the Contract Value.

                      Please see Appendix A for an example of the Basic Death Benefit Calculation.

ANNUAL STEP-UP        The Annual Step-Up Death Benefit Rider adds an extra
DEATH BENEFIT         feature to the Basic Death Benefit. Under the Annual
RIDER OPTION          Step-Up Death Benefit Rider, the amount of death benefit
                      proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home
                      Office will be the greater of:

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                         . the Basic Death Benefit; and

                         . the Annual Step-Up Death Benefit Rider Option
                           described below.

                      The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

                      The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day which we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of
                      (a) and (b) where:

                        (a) is the Contract Value; and

                        (b) is the Annual Step-Up Death Benefit on the last
                            reset date plus premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

                      Partial surrenders (including any partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or partial surrenders taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit Rider) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any premium taxes assessed) reduces the Contract Value.

                      The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

                      The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day which we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

                        (a) is the Contract Value; and

                        (b) is the Annual Step-Up Death Benefit on the last
                            reset date, plus premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

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                      Partial surrenders (including any partial surrenders
                      immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or partial surrenders taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit Rider) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any premium taxes assessed) reduces the Contract Value.

                      You may only elect the Annual Step-Up Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

                      The Annual Step-Up Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% ROLLUP DEATH       The 5% Rollup Death Benefit Rider adds an extra feature
BENEFIT RIDER         to the Basic Death Benefit. Under the 5% Rollup Death
OPTION                Benefit Rider, the amount of death benefit proceeds we
                      will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

                         . the Basic Death Benefit; and

                         . the 5% Rollup Death Benefit Rider Option described
                           below.

                      The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

                      The 5% Rollup Death Benefit on the Contract Date is the initial premium payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

                        (a) is 200% of premium payments; and

                        (b) is the Rollup Death Benefit at the end of the last
                            Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus premium payments made during the current Valuation Period and adjusted for

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                            any partial surrenders and premium taxes paid
                            during the current Valuation Period.

                      Partial surrenders taken each contract year (including any partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or partial surrenders taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit Rider), up to 5% of premium payments, calculated at the time of the partial surrender, reduce the 5% Rollup Death Benefit by the same amount that the partial surrender, (including any premium taxes assessed), reduces the Contract Value. If partial surrenders greater than 5% of premium payments are made in any contract year, the 5% Rollup Death Benefit is reduced proportionally for that partial surrender and all future partial surrenders by the same percentage that the partial surrender, including any premium taxes paid, reduces the Contract Value.

                      Timing of partial surrenders may have unintended consequences to your 5% Rollup Death Benefit. This benefit increments daily at a compounded rate of 5%. Because of this, any partial surrenders in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of premium payments, will reduce the death benefit amount below the value at the start of the contract year.

                      You may only elect the 5% Rollup Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

                      The 5% Rollup Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

EARNINGS              The Earnings Protector Death Benefit Rider adds an extra
PROTECTOR             feature to your death benefit. The Earnings Protector
DEATH BENEFIT         Death Benefit Rider is available only to contracts where
RIDER OPTION          all Annuitants are age 75 or younger on the date the
                      contract is issued.

                      The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

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                      The Earnings Protector Death Benefit is equal to 40% of
                      earnings which are defined as (a) minus (b) where:

                        (a) is the Contract Value as of the first Valuation Day
                            we receive due proof of death and all required forms at our Home Office; and

                        (b) is the sum of all premium payments paid and not
                            previously surrendered as of the first Valuation Day we receive due proof of death and all required forms at our Home Office.

                      The Earnings Protector Death Benefit cannot exceed 70% of premium payments adjusted for partial surrenders (including partial surrenders taken immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or including partial surrenders taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit Rider). Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant's (or Joint Annuitant's, if applicable) death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

                      The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

                      The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

                        (a) is the Contract Value as of the first Valuation Day
                            we receive due proof of death and all required forms at our Home Office; and

                        (b) is the sum of all premium payments paid and not
                            previously surrendered as of the first Valuation Day we receive due proof of death and all required forms at our Home Office.

                      The Earnings Protector Death Benefit cannot exceed 40% of premium payments paid as adjusted for partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or including partial surrenders taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit Rider). Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant's (or Joint Annuitant's, if applicable) death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

                      Under both age scenarios listed above, partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity

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                      through an approved Annuity Cross Funding Program) are
                      taken first from gain and then from premium payments paid. For purposes of this rider, gain is calculated as
                      (a) plus (b) minus (c) minus (d), but not less than zero, where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial surrender or total surrender request;

                        (b) is the total of any partial surrenders;

                        (c) is the total of premium payments paid; and

                        (d) is the total of any gain previously surrendered.

                      You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until annuity payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

                      The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

                      There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

                         . The Earnings Protector Death Benefit Rider Option
                           does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premium payments paid and not previously surrendered may result in no additional amount being payable.

                         . Once you purchase the Earnings Protector Death
                           Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

                         . Please take advantage of the guidance of a qualified
                           financial adviser in evaluating the Earnings
                           Protector Death Benefit Rider Option, as well as the other aspects of the contract.

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THE EARNINGS          The Earnings Protector and Greater of Annual Step-Up and
PROTECTOR AND         5% Rollup Death Benefit Rider Option combines the Greater
GREATER OF            of the Annual Step-Up and 5% Rollup Death Benefit Rider
ANNUAL STEP-UP        Option plus the Earnings Protector Death Benefit Rider
AND 5% ROLLUP         Option. Under this rider option, the amount of death
DEATH BENEFIT         benefit proceeds we will pay upon receipt of due proof of
RIDER OPTION          death of any Annuitant and all required forms at our Home
                      Office will be the greatest of:

                         . the Basic Death Benefit described above;

                         . the Annual Step-Up Death Benefit Rider Option
                           described above; and

                         . the 5% Rollup Death Benefit Rider Option described
                           above; plus

                         . the Earnings Protector Death Benefit Rider Option
                           described above.

                      You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

                      The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

TERMINATION OF        Your death benefit rider options will terminate in the
DEATH BENEFIT         event that you assign or sell this contract, unless your
RIDER OPTIONS         contract is assigned or sold pursuant to a court order.
WHEN CONTRACT
ASSIGNED OR SOLD

HOW TO CLAIM          At the death of:
PROCEEDS AND/OR
DEATH BENEFIT
PAYMENTS                (1) an owner or joint owner; or

                        (2) the Annuitant or Joint Annuitant (if any owner or
                            joint owner is a non-natural entity).

                      the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

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                        (1) owner or joint owner;

                        (2) primary beneficiary;

                        (3) contingent beneficiary;

                        (4) owner or joint owner's estate.

                      The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

                      We should be notified immediately by telephone or in writing upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that any notification of death given by telephone be immediately followed by written notification. Upon notification, no additional premium payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

                      Payment choices. The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made, the default payment choice described below will apply):

                        (1) receive the proceeds in a lump sum; or

                        (2) receive the proceeds over a period of five years
                            following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been

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                            distributed, the remaining proceeds will be paid to
                            the person or entity named or by the designated beneficiary or his or her estate if no person or entity is named); or

                        (3) elect Optional Payment Plan (1) or (2) as described
                            in the Optional Payment Plans section. If elected, payments must commence no later than one year after the date of death and the income payment period must be either: (i) over the life of the designated beneficiary; or (ii) over a period not extending beyond the life expectancy of the designated beneficiary; or

                        (4) if the designated beneficiary is the spouse of a
                            deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

                      If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will be made over a period of five years following the date of death.

DISTRIBUTION          If the sole designated beneficiary is the surviving
RULES WHEN            spouse of the deceased owner, the surviving spouse may
DEATH OCCURS          elect to continue the contract with the surviving spouse
BEFORE INCOME         as the owner. If the deceased owner was also an Annuitant
PAYMENTS BEGIN        or Joint Annuitant, the surviving spouse will
                      automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

                      If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed within five years of the date of death in accordance with payment choice (1) or (2), unless payment choice (3) is timely elected, in which case, payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

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DISTRIBUTION          After income payments begin, if an owner, joint owner,
RULES WHEN            Annuitant or designated beneficiary dies while the
DEATH OCCURS          contract is in force, payments that are already being
AFTER INCOME          made under the contract will be made at least as rapidly
PAYMENTS BEGIN        as under the method of distribution in effect at the time
                      of death, notwithstanding any other provision of the contract.

                      For contracts issued prior to May 1, 2003 or prior to the date on which state insurance authorities approve applicable contract modifications, the following provisions apply:

DEATH BENEFIT         If the Annuitant dies before income payments begin,
AT DEATH OF           regardless of whether the Annuitant is also an owner or
ANNUITANT             joint owner of the contract, the amount of proceeds
BEFORE THE            available for the designated beneficiary (as defined
MATURITY DATE         below) is the death benefit. (This death benefit may be
                      referred to as the "Annual EstateProtector/SM/" in our marketing materials.) Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

                      The death benefit varies based on:

                        (1) the Annuitant's age on the date the contract was
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

                      For contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2003 or prior to the date on which state insurance authorities approve applicable contract modifications the Basic Death Benefit will be as follows:

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the death benefit will be equal to the greater of:

                        (1) the Contract Value as of the date we receive due
                            proof of death; and

                        (2) premium payments received, reduced for an
                            adjustment due to any partial surrenders.

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                      If the Annuitant is age 80 or younger on the date the
                      contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

                        (1) the greatest sum of (a) and (b), where:

                            (a) is the Contract Value on any contract
                                anniversary occurring prior to the Annuitant's 80th birthday; and

                            (b) is premium payments received after such
                                contract anniversary.

                                The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders taken since the applicable contract anniversary.

                        (2) the Contract Value as of the date we receive due
                            proof of death; and

                        (3) premium payments received, reduced for an
                            adjustment due to any partial surrenders.

                      If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the greater of:

                        (1) the Contract Value as of the date we receive due
                            proof of death; and

                        (2) premium payments received, reduced for an
                            adjustment due to partial surrenders.

                      We will adjust the death benefit for partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial surrender reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

                      Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

                      For contracts issued prior to May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

                      The death benefit equals the sum of (a) and (b) where:

                        (a) the Contract Value as of the date we receive due
                            proof of death; and

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                        (b) is the excess, if any, of the unadjusted death
                            benefit as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

                      The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

                        (1) the Contract Value as of the date of death; and

                        (2) premium payments received, reduced for an
                            adjustment due to any partial surrenders.

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

                        (1) the greatest sum of (a) and (b), where:

                            (a) is the Contract Value on any contract
                                anniversary occurring prior to the Annuitant's 80th birthday; and

                            (b) is premium payments received after such
                                contract anniversary.

                            The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders taken since the applicable contract anniversary.

                        (2) the Contract Value as of the date of death; and

                        (3) premium payments received, reduced for an
                            adjustment due to any partial surrenders.

                      If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the greater of:

                        (1) the Contract Value as of the date of death; and

                        (2) premium payments received, reduced for an
                            adjustment due to any partial surrenders.

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                      We will adjust the death benefit for partial surrenders
                      in the same proportion as the percentage that the partial surrender reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

                      Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

OPTIONAL              The Optional Enhanced Death Benefit (which may be
ENHANCED DEATH        referred to as "GE Earnings Protector(R)" in our
BENEFIT               marketing materials) adds an extra feature to our Basic
                      Death Benefit.

                      You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

                      We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is equal to an annual rate of 0.20% of the average of:

                        (1) the Contract Value at the beginning of the previous
                            contract year; and

                        (2) the Contract Value at the end of the previous
                            contract year.

                      The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

                      The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant(s) cannot be older than age 75 at the time of issue unless we approve a different age.

                      The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s) at issue. Your Optional Enhanced Death Benefit will never be less than zero.

                      If all Annuitant(s) are age 70 or younger at the time the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

                        (a) is your Contract Value as of the date we receive
                            due proof of death; and

                        (b) premiums paid, not previously surrendered.

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                      This death benefit cannot exceed 70% of premiums adjusted
                      for any partial surrenders. Premium payments, other than the initial premium, paid within 12 months of death are not included in this calculation.

                      If all Annuitant(s) are older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

                        (a) is your Contract Value on the date we receive due
                            proof of death; and

                        (b) premiums paid, not previously surrendered.

                      This death benefit cannot exceed 40% of premiums paid adjusted for partial surrenders. Premium payments, other than the initial premium, paid within 12 months of death are not included in this calculation.

                      Under both age scenarios listed above, we take partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as
                      (a) plus (b) minus (c) minus (d), but not less than zero where:

                        (a) is your Contract Value on the date we receive your
                            partial surrender request;

                        (b) is the total of all partial surrenders, previously
                            taken;

                        (c) is the total of premiums paid; and

                        (d) is the total of any gain previously surrendered.

                      Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

                      There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

                         . The Optional Enhanced Death Benefit does not
                           guarantee that any amounts under rider will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

                         . Once you purchase the Optional Enhanced Death
                           Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we still will assess the charge for the Optional Enhanced Death Benefit.

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                         . Please take advantage of the guidance of a qualified
                           financial adviser in evaluating the Optional
                           Enhanced Death Benefit option, as well as the other aspects of the contracts.

WHEN WE               We will calculate the Basic Death Benefit and Optional
CALCULATE THE         Enhanced Death Benefit on the date we receive due proof
DEATH BENEFIT         of death at our Home Office. Until we receive complete
                      written instructions satisfactory to us from the beneficiary(ies), assets will remain allocated to the Subaccounts and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN           In certain circumstances, Federal tax law requires that
OWNER, JOINT          distributions be made under this contract upon the first
OWNER, OR             death of:
ANNUITANT
BEFORE THE
MATURITY DATE
                         . an owner or joint owner; or

                         . the Annuitant or Joint Annuitant (if any owner is a
                           non-natural entity).

                      The discussion below describes the methods available for distributing the value of the contract upon death.

                      At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owners;

                        (2) primary beneficiary;

                        (3) contingent beneficiary; or

                        (4) owner's estate.

                      The designated beneficiary will then be treated as the sole owner of the contract. If there is more than one designated beneficiary, each one will be treated separately in applying the tax law's rules described below.

                      Distribution rules: Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

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                         . Spouses -- If the designated beneficiary is the
                           spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving Contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account (if available) using the premium payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

                         . Non-Spouses -- If the designated beneficiary is not
                           the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if any owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

                            (1) receive the Surrender Value in one lump sum
                                payment upon receipt of due proof of death (see the "Requesting Payments" provision);

                            (2) receive the Surrender Value at any time during
                                the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

                            (3) apply the Surrender Value to provide a monthly
                                income benefit under Optional Payment Plan (1) or (2) (for a period of 5 or more years.) The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.

                      If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death.

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                      Due proof of death must be provided within 90 days of the
                      date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum payment any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

                      Under payment choices (1) or (2), the contract will terminate upon payment of the entire Surrender Value. Under payment choice (3), this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

                      Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                                                Amount of
                   Person who died            Proceeds Paid
                   -----------------------------------------
                   owner or joint owner      Surrender Value
                   (who is not an Annuitant)
                   -----------------------------------------
                   owner or joint owner      Death Benefit
                   (who is an Annuitant)
                   -----------------------------------------
                   Annuitant                 Death Benefit

                      Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN           After income payments begin, if an owner, joint owner,
OWNER, JOINT          Annuitant, or designated beneficiary dies while the
OWNER, OR             contract is in force, payments that are already being
ANNUITANT AFTER       made under the contract will be made at least as rapidly
INCOME PAYMENTS       as under the method of distribution in effect at the time
BEGIN                 of death, notwithstanding any other provision of the
                      contract.

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Income Payments

                      The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least 12 months from the date the contract is issued. (Income payments may begin on a different date from the GIS Subaccount(s) pursuant to the election of the Guaranteed Income Rider Option under the terms of that rider and from the Payment Protection Plan(s) pursuant to the election of the Payment Protection Rider Option under the terms of that rider. See the "Guaranteed Income Rider Option" and "Payment Protection Rider Option" sections of this provision.) The Maturity Date may be changed in one year increments up until the time income payments begin. You may change the Maturity Date within one year of the last scheduled Maturity Date. To change the Maturity Date, send a written notice to our Home Office before the Maturity Date then in effect. We reserve the right to establish a maximum Maturity Date. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date you selected. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

                      We will pay a monthly income benefit to the owner beginning on the Maturity Date, provided the Annuitant(s) is still living. Unless you have elected the Payment Protection Rider, we will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or Joint Life and Survivor Income with 10 years certain plan variable payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. If you elected the Payment Protection Rider, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum. See the "Requesting Payments" provision of this prospectus.

                      Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

                      Payments will continue for the life of the surviving Annuitant under the Joint Life and Survivor Income with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the

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                      amount of each payment that we discount equals the
                      payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

                      The contract also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

                      If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount paid to you or the payee.

                      If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant(s)' settlement age, and if applicable gender, and if applicable, upon the settlement age and gender of a second person you designate. Under such tables, the longer the life expectancy of the Annuitant(s) or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

                      The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts measured between the day that the last payment was made, and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts measured between the day that the last payment was made, and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

                      We will make annuity payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. (See the "Requesting Payments" provision of this prospectus.) Upon making such a payment, we will have no future obligation under the contract.

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                      The amount of your income payments will depend on four
                      things:

                        (1) the Surrender Value on the Valuation Day
                            immediately preceding your Maturity Date;

                        (2) the settlement age on the Maturity Date, and if
                            applicable, the gender of the Annuitant(s);

                        (3) the specific payment plan you choose; and

                        (4) if you elect variable income payments, the
                            investment performance of the Portfolios selected.

                      As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL              The following Optional Payment Plans are available under
PAYMENT PLANS         the contract, unless you have elected the Payment
                      Protection Rider:

                         Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                         Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                         Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we

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



                         will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

                         Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

                         Plan 5 -- Joint Life and Survivor Income. This option provides for monthly payments to be made to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

                      If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

                      All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plans 2, 3 or 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

VARIABLE INCOME       The monthly amount of your first variable income payment
PAYMENTS              will equal your Surrender Value on the Valuation Day
                      immediately preceding your Maturity Date, multiplied by the monthly payment rate for the payment plan you choose
                      (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

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




                      On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

                      Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

                        (a) is the net investment factor for the Valuation
                            Period for which we are calculating the Annuity Unit value; and

                        (b) is an assumed interest rate factor equal to
                            .99991902 raised to a power equal to the number of days in the Valuation Period.

                      The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS             If we are making variable income payments, the payee may
AFTER THE             change the Subaccounts from which we are making the
MATURITY DATE         payments once each calendar year. If you elect the
                      Payment Protection Rider, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of the Guaranteed Income Rider
                      Option. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. We reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

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                      For contracts issued prior to May 1, 2003, we do not
                      permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

GUARANTEED            This rider provides a guaranteed income benefit. The
INCOME RIDER          benefit provides a series of payments determined on the
OPTION                earlier of the date you designate payments from the GIS
                      Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the Maturity Date"). You may not make payments directly to the GIS Subaccount(s).
                      Payments to the GIS Subaccount(s) must be made through a series of monthly payments referred to as a segment. Each guaranteed income benefit is comprised of one or more segments.

                      Each segment has its own effective date, Income Start Date, series of scheduled transfers, and monthly income plan. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

SCHEDULED TRANSFERS   The first scheduled transfer is made to the GIS
                      Subaccount(s) as of the effective date of the segment.
                      Scheduled transfers will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Maturity Date. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

                      Only scheduled transfers can be made into the GIS Subaccount(s). Premium payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

                      Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s).

                      There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

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PARTIAL SURRENDERS    You may take a partial surrender or make transfers from
AND TRANSFERS         the GIS Subaccount(s) at any time prior to the earlier of
                      the Income Start Date or the Maturity Date. Once you take
                      a withdrawal or make a transfer from a segment, you will
                      not be permitted to make any additional scheduled
                      transfers to that segment. Your guaranteed income floor
                      will be adjusted to reflect the amount partially
                      surrendered or transferred. After such partial surrender
                      or transfer, the remaining guaranteed income floor will
                      be adjusted by:

                        (a) the number of scheduled transfers made prior to
                            such partial surrender or transfer; multiplied by

                        (b) the value of the applicable GIS Subaccount(s) after
                            such partial surrender or transfer; divided by

                        (c) the value of the applicable GIS Subaccount(s)
                            before such partial surrender or transfer.

                      Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

                      Transfers from the GIS Subaccount(s) will be subject to the provisions in the "Transfers" provision in this prospectus.

MONTHLY INCOME        On the Income Start Date, we will begin making monthly
                      income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start
                      Date for each additional segment is determined at the time that segment is added to the contract. Once established, the Income Start Date cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain Plan. For Joint
                      Annuitants, monthly income will be based on a Joint Life and Survivor Income with 10 Year Period Certain plan.
                      Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all optional payment plans listed may not be available. See the "Optional Payment Plans" section of the "Income Payments" provision in this prospectus for additional information on available payment options.

                      Once monthly income payments begin, we will allocate payments to the Investment Options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income is calculated as of the first Valuation Day of each Annuity Year. If the first day of the Annuity Year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will

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



                      not change from month to month during an Annuity Year, however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

HOW INCOME PAYMENTS
ARE CALCULATED
Initial Income        The initial annual income amount under any applicable
Payment               payment plan is calculated by taking (a) multiplied by
                      (b), divided by (c), where:

                        (a) is the annual income rate per $1,000 in the
                            contract for the income payment plan elected and the settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

                        (b) is the value in the applicable GIS Subaccount(s) as
                            of the Income Start Date, less any applicable premium tax; and

                        (c) is $1,000.

                      Income rates, for purposes of the Guaranteed Income Rider, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

Subsequent Income     Subsequent income payments are determined by Annuity
Payments              Units. The amount of any subsequent annual income amount
                      may be greater or less than the initial amount. The number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each Annuity Year begins.

                      The guaranteed income floor is equal to (a) multiplied by
                      (b) multiplied by (c), where:

                        (a) is the scheduled transfer;

                        (b) is the guaranteed annual income factor divided by
                            12; and

                        (c) is the number of scheduled transfers made.

                      The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12-month, period certain, single payment immediate annuity. An adjustment account is established on the Income Start Date. The value of the adjustment account will be the greater of (a) and (b), where:

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                        (a) is zero; and

                        (b) is 12 multiplied by the guaranteed income floor
                            minus 12 multiplied by the initial level income amount.

                      The actual monthly income in subsequent Annuity Years is the greater of (a) and (b), where:

                        (a) is the subsequent level income amount minus any
                            value in the adjustment account as of the date the last monthly income was made, divided by 12; and

                        (b) is the guaranteed income floor.

                      For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and
                      (b) where:

                        (a) is zero; and

                        (b) is the value of the adjustment account as of the
                            date that the last monthly income was made, plus 12, multiplied by the actual subsequent monthly income, minus 12, multiplied by the subsequent level income amount.

                      On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

                      On the Maturity Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

DEATH PROVISIONS      The following provisions apply to any and all segments
                      with regard to the death of any Annuitant.

                      Special Distribution Rules when Death Occurs Before the Income Start Date and Before the Maturity Date

                      For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

                        (1) Upon notification of death:

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                            (a) the value of all Subaccounts, excluding the
                                value of the GIS Subaccount(s), will be
                                transferred to the GE Investments Funds, Inc. --Money Market Fund; and

                            (b) scheduled transfers will continue to be made.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) the death benefit under the contract will be
                                allocated on a prorata basis to the investment options in which assets are then allocated;

                            (b) all current segments will continue; and

                            (c) the surviving spouse may elect to fund new
                                segments on a contract monthly anniversary, if then eligible.

                      For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

                        (1) Upon notification of death;

                            (a) the value of all Subaccounts, including the GIS
                                Subaccount(s), will be transferred to the GE
                                Investments Funds, Inc. -- Money Market Fund;
                                and

                            (b) all existing segments will terminate.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) we will allocate the death benefit under the
                                contract on a prorata basis to the investment options in which assets are then allocated; and

                            (b) the surviving spouse may elect to fund new
                                segments on a contract monthly anniversary, if then eligible.

                      Special Distribution Rules when Death Occurs On or After the Income Start Date and Before the Maturity Date

                      If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

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                      If any Annuitant dies after the Income Start Date but
                      before the Maturity Date proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

                        (a) is the commuted value of the remaining period
                            certain of the guaranteed income floor; and

                        (b) is the commuted value of the remaining period
                            certain of the Annual Income Amount.

                      Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

                      For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

                        (1) Upon notification of death:

                            (a) the value of all Subaccounts, excluding the
                                value of the GIS Subaccount(s), will be
                                transferred to the GE Investments Funds, Inc. --Money Market Fund; and

                            (b) scheduled transfers will continue to be made.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) the death benefit will be allocated on a
                                prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

                            (b) all current segments will continue; and

                            (c) the surviving spouse may elect to fund new
                                segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

                      For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

                        (1) Upon notification of death;

                            (a) all value of the Subaccounts will be
                                transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

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




                            (b) all existing segments not past the Income Start
                                Date will terminate.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) the death benefit will be allocated on a
                                prorata basis to the investment options in which assets are then allocated;

OTHER CONTRACT        Any other contract charge not taken on a daily basis,
CHARGES               will first be deducted on a prorata basis from all
                      Subaccounts, excluding the GIS Subaccount(s). Any remaining charges will be deducted prorata from the GIS
                      Subaccount(s) in the oldest segment(s) that have not reached their Income Start Date(s).

TERMINATION OF RIDER  This rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date.

OWNERSHIP AND CHANGE  On the date that the contract is assigned or sold, unless
OF OWNERSHIP          under an involuntary assignment effected by legal process
                      or otherwise approved by us, all amounts in the GIS
                      Subaccount(s) will be transferred to the GE Investments
                      Funds, Inc. -- Money Market Fund.

                      If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

                      For purposes of this rider:

                         . a non-natural owner must name an Annuitant and may name a Joint Annuitant;

                         . a natural individual owner must also be an Annuitant;

                         . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

EXAMPLE The following example shows how the Guaranteed Income Rider works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with a male Annuitant age 55 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

                        (1) the owner purchases the contract for $80,000;

                        (2) the owner makes no additional purchase payments;

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                        (3) the owner purchases only one segment;

                        (4) the contract, including the GIS Subaccount
                            investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 7.1%;

                        (5) the owner makes scheduled transfers of $675 at the
                            first of every month (for a total of $8,100 per year) for 10 years; and

                        (6) the owner annuitizes the GIS Subaccount at the end
                            of the 10th year.

        Value of                                   Value of GIS
       Subaccounts                     Value of    Subaccount at Scheduled Value of GIS    Guaranteed
     at Beginning of   Scheduled     Subaccounts   Beginning of  Transfers Subaccount at Minimum Annual
Year      Year       Transfers Made at End of Year     Year        Made     End of Year  Payment Accrued
--------------------------------------------------------------------------------------------------------
 1       $80,000         $8,100        $77,077        $     0     $8,100     $  8,397        $  740
 2        77,077          8,100         73,955          8,397      8,100       17,368         1,480
 3        73,955          8,100         70,618         17,368      8,100       26,952         2,221
 4        70,618          8,100         67,053         26,952      8,100       37,192         2,961
 5        67,053          8,100         63,245         37,192      8,100       48,132         3,701
 6        63,245          8,100         59,175         48,132      8,100       59,819         4,441
 7        59,175          8,100         54,828         59,819      8,100       72,306         5,181
 8        54,828          8,100         50,182         72,306      8,100       85,646         5,922
 9        50,182          8,100         45,219         85,646      8,100       99,899         6,662
10        45,219          8,100         39,917         99,899      8,100      115,125         7,402
--------------------------------------------------------------------------------------------------------

                      Assuming the above, we will make guaranteed payments of $7,402 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                            Payment Adjustment
                      Calculated Guaranteed   to     Account
                 Year  Payment    Payment    Owner   Balance
                 ---------------------------------------------
                  11   $ 7,844     $7,402   $ 7,844     $0
                  12     8,097      7,402     8,097      0
                  13     8,358      7,402     8,358      0
                  14     8,628      7,402     8,628      0
                  15     8,906      7,402     8,906      0
                  16     9,193      7,402     9,193      0
                  17     9,489      7,402     9,489      0
                  18     9,795      7,402     9,795      0
                  19    10,111      7,402    10,111      0
                  20    10,437      7,402    10,437      0
                 ---------------------------------------------

TAX TREATMENT OF      Monthly income payments allocated to investment options
GUARANTEED INCOME     under the contract and other transfers to investment
RIDER                 options are generally not subject to tax. However, if you
                      have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.

                      Monthly income payments and other distributions you receive before the Maturity Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular segment or the purchase payments that may be considered to have been allocated to that segment.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Maturity Date may also be subject to an IRS penalty tax equal to an IRS 10% of the amount of such payments that are included in your gross income.

                      Monthly income payments you receive on or after the Maturity Date will be subject to tax as annuity payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your annuity payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your annuity payments. If annuity payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      For further information on the tax treatment of partial withdrawals and annuity payments, see "Federal Tax Matters," below.

                            (b) any segment past its Income Start Date will
                                continue any remaining period certain payments; and

                            (c) the surviving spouse may elect to fund new
                                segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

                      The surviving spouse will become the named designated Annuitant.

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PAYMENT               The Payment Protection Rider Option will be available on
PROTECTION RIDER      or about May 26, 2004. The Payment Protection Rider
OPTION                Option may not be available in all states or in all
                      markets. We reserve the right to discontinue offering the Payment Protection Rider Option at any time and for any reason. This rider provides a guaranteed income benefit.
                      The benefit provides a series of payments (a "Payment
                      Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). You may have a maximum of five Payment Protection Plans. We reserve the right to allow additional Payment Protection
                      Plans. A Payment Protection Plan may provide an additional benefit if the last Annuitant dies after the Income Start Date. If you wish to elect this rider, you must do so at the time of application.

INVESTMENT STRATEGY   In order to receive the full benefit by this rider, you
                      must invest all premium payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

                      Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

                      The Investment Strategy includes specific Designated Subaccounts, as well as an Asset Allocation Model. The current Investment Strategy is as follows:

                        (1) owners may allocate assets to the following
                            Designated Subaccounts:

                         GE Investments Funds, Inc. -- Total Return Fund;

                         Fidelity Variable Insurance Products Fund -- VIP Asset Manager Portfolio -- Service Class 2;

                         Janus Aspen Series -- Balanced Portfolio -- Service Shares; and/or

                         Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

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                        (2) owners may allocate assets in accordance with the
                            following asset allocation model (when allocating the model, one or more available Portfolios may be used as long as allocated assets equal the percentages prescribed):

    CATEGORY         PERCENTAGE            AVAILABLE SUBACCOUNTS
    ------------------------------------------------------------------------
    LARGE CAP GROWTH    12%     AIM Variable Insurance Funds -- AIM V.I.
                                  Premier Equity Fund -- Series I Shares
                                AllianceBernstein Variable Products Series
                                  Fund, Inc. -- AllianceBernstein Premier
                                  Growth Portfolio -- Class B
                                Fidelity Variable Insurance Products
                                  Fund -- VIP Growth Portfolio -- Service
                                  Class 2
                                Greenwich Street Series Fund -- Salomon
                                  Brothers Variable Aggressive Growth
                                  Fund -- Class II (formerly, Salomon
                                  Brothers Variable Emerging Growth Fund)
                                MFS(R) Variable Insurance Trust -- MFS(R)
                                  Investors Growth Stock Series -- Service
                                  Class Shares
                                Nations Separate Account Trust -- Nations
                                  Marsico Growth Portfolio
                                The Prudential Series Fund, Inc. --
                                  Jennison Portfolio -- Class II
    ------------------------------------------------------------------------
    LARGE CAP VALUE     19%     AIM Variable Insurance Funds -- AIM V.I.
                                  Basic Value Fund -- Series II Shares
                                AllianceBernstein Variable Products Series
                                  Fund, Inc. -- AllianceBernstein Growth
                                  and Income Portfolio -- Class B
                                Fidelity Variable Insurance Products Fund
                                  -- VIP Equity-Income Portfolio -- Service
                                  Class 2
                                Merrill Lynch Variable Series Funds, Inc. --
                                  Merrill Lynch Basic Value V.I. Fund --
                                  Class III Shares
                                Salomon Brothers Variable Series Funds
                                  Inc. -- Salomon Brothers Variable All
                                  Cap Fund -- Class II
                                Van Kampen Life Investment Trust --
                                  Comstock Portfolio -- Class II Shares
    ------------------------------------------------------------------------
    MID CAP             7%      Fidelity Variable Insurance Products Fund
                                  -- VIP Mid Cap Portfolio -- Service
                                  Class 2
                                GE Investments Funds, Inc. -- Mid-Cap
                                  Value Equity Fund
    ------------------------------------------------------------------------

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



    CATEGORY         PERCENTAGE            AVAILABLE SUBACCOUNTS
    ------------------------------------------------------------------------
    SMALL CAP           5%      GE Investments Funds, Inc. -- Small-Cap
                                  Value Equity Fund
                                Merrill Lynch Variable Series Funds, Inc. --
                                  Merrill Lynch Small Cap Value V.I. Fund
                                  -- Class III Shares
                                MFS(R) Variable Insurance Trust -- MFS(R)
                                  New Discovery Series -- Service Class
                                  Shares
                                Oppenheimer Variable Account Funds --
                                  Oppenheimer Main Street Small Cap
                                  Fund/VA -- Service Shares
    ------------------------------------------------------------------------
    INTERNATIONAL       15%     Janus Aspen Series -- International
                                  Growth Portfolio -- Service Shares
                                Nations Separate Account Trust -- Nations
                                  Marsico International Opportunities
                                  Portfolio
    ------------------------------------------------------------------------
    HIGH-YIELD          4%      Federated Insurance Series -- Federated
                                  High Income Bond Fund II -- Service
                                  Shares
                                PIMCO Variable Insurance Trust -- High
                                  Yield Portfolio -- Administrative Class
                                  Shares
    ------------------------------------------------------------------------
    BONDS               23%     GE Investments Funds, Inc. -- Income
                                  Fund
                                PIMCO Variable Insurance Trust -- Long-
                                  Term U.S. Government Portfolio --
                                  Administrative Class Shares
                                PIMCO Variable Insurance Trust -- Total
                                  Return Portfolio -- Administrative Class
                                  Shares
    ------------------------------------------------------------------------
    CASH EQUIVALENTS    15%     GE Investments Funds, Inc. -- Money
                                  Market Fund
    ------------------------------------------------------------------------

                      If you choose to allocate Contract Value to the
Prior to the Income   Designated Subaccounts option, you must specify the
Start                 percentage of assets you wish to allocate to each
Date -- Allocation    Designated Subaccount. If you choose to allocate Contract
of Contract Value     Value to the Asset Allocation Model option, any
                      percentage of Contract Value invested must first be divided into categories in accordance with the percentages shown above. Within each category, you must then specify the percentage of assets you wish to allocate in one or more of the available Subaccounts.

                      On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen. In addition, on any Valuation

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                      Day after any transaction involving a partial surrender,
                      receipt of a premium payment or a transfer of Contract Value, we will rebalance Contract Value to the Subaccounts in accordance with the percentages that you have chosen at the time of your original allocation or at the time of your last reset, unless you instruct us otherwise.

                      If you choose to allocate Contract Value without following the prescribed Investment Strategy, your benefit base will be reduced by 50% and the benefits you are eligible for under the rider will be reduced. At least 15 days prior to your next contract anniversary, you may elect to participate in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00% of your daily net assets in the Separate Account.

On or After the       If, on the Income Start Date, you are allocating assets
Income Start          in accordance with the prescribed Investment Strategy and
Date --               you later choose to allocate the value of Annuity Units
Allocation of         without following the Investment Strategy, your income
the Value of          base will be reduced by 50% and the benefits you are
Annuity Units         eligible to receive under the rider will be reduced.
                      However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

                      On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen.

BENEFIT BASE AND      Benefit base is used to calculate income base. Income
INCOME BASE           base is used to calculate the guaranteed amount of
                      monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds.
                      If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

                      The initial benefit base is equal to the sum of all premium payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

                      If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, any additional premium payments applied will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional premium payments from being applied to the benefit base.

                      If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional premium payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional premium payments from being applied to the benefit base.

                      All partial surrenders, including any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

                        (a) is the benefit base on the prior Valuation Day,
                            adjusted for any additional premium payments received;

                        (b) is the Contract Value following the partial
                            surrender; and

                        (c) is the Contract Value before the partial surrender.

                      On the Income Start Date, benefit base is converted to income base. Any partial surrender that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by (b) divided by
                      (c), where:

                        (a) is the benefit base on the prior Valuation Day,
                            adjusted for any partial surrenders;

                        (b) is the Contract Value following the conversion; and

                        (c) is the Contract Value before the conversion.

                      The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

                        (a) is the benefit base on the prior Valuation Day,
                            adjusted for partial surrenders;

                        (b) is the Income Start Value; and

                        (c) is the Contract Value before the conversion of
                            benefit base to income base.

Reset of Benefit Base You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

                         . reset the benefit base to your Contract Value;

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




                         . reset the charge for this rider (the new charge,
                           which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00% of your daily net assets in the Separate Account); and

                         . reset the Investment Strategy to the current
                           Investment Strategy.

                      You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

MONTHLY INCOME        On the Income Start Date, we will begin making monthly
                      income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last premium payment is received.
                      The Income Start Value will then be applied to a Payment
                      Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year.
                      Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

                      Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Maturity Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Maturity Date on the day your Contract Value equaled zero.

HOW INCOME PAYMENTS
ARE CALCULATED

Initial Income        The initial annual income amount for each Payment
Payment               Protection Plan is equal to (a) multiplied by (b), where:

                        (a) is the payment rate based upon the gender(s) and
                            settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

                        (b) is the Income Start Value less any premium tax.

                      For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3%.

Subsequent            The subsequent annual income amounts under the applicable
Income Payments       Payment Protection Plan are determined by means of
                      Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment.
                      We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

                      The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by
                      (b) divided by (c), where:

                        (a) is the income base;

                        (b) is the guaranteed payment floor percentage for the
                            attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

                        (c) is 12.

                      The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12-month, period certain, single payment immediate annuity. An adjustment account is established on the Income Start Date. The value of the adjustment account will be the greater of (a) and (b), where:

                        (a) is zero; and

                        (b) is 12 times the guaranteed payment floor, minus 12
                            times the initial level income amount.

                      The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

                        (a) is the subsequent level income amount, minus any
                            value in the adjustment account as of the date the last monthly income was made divided by 12; and

                        (b) is the guaranteed payment floor.

                      For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and
                      (b), where:

                        (a) is zero; and

                        (b) is the value of the adjustment account as of the
                            date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

                      On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

DEATH PROVISIONS      The following provisions apply to the rider with regard
                      to the death of any Annuitant.

                      Special Distribution Rules when Death Occurs before Monthly Income Starts

                      If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue. If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

                      Special Distribution Rules when Death Occurs on or after Monthly Income Starts

                      On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by
                      (c), where:

                        (a) is the death benefit prior to the conversion;

                        (b) is the Contract Value after the conversion; and

                        (c) is the Contract Value before the conversion.

                      If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

                        (a) is (i) minus (ii), where:

                            (i) is the income base less any premium tax;

                           (ii) is the sum of all monthly income paid; and

                        (b) is zero.

WHEN THIS RIDER IS    The effective date of the rider is the Contract Date.
EFFECTIVE             This rider may not be terminated.

OWNERSHIP AND CHANGE  We must approve any assignment or sale of this contract
OF OWNERSHIP          unless the assignment is made pursuant to a court order.

                      If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

                      For purposes of this rider:

                      . a non-natural owner must name an Annuitant and may name
                        a Joint Annuitant;

                      . a natural individual owner must also be an Annuitant;
                        and

                      . if there is only one natural owner, that owner may name
                        his or her spouse as a Joint Annuitant.

EXAMPLE The following example shows how the Payment Protection Rider works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases the contract with a male Annuitant, age 60, at the time of issue. In addition, the example assumes that:

                     (1) the owner purchases the contract for $100,000;

                     (2) the owner makes no additional premium payments or
                         partial surrenders;

                     (3) all Contract Value is allocated to the prescribed
                         Investment Strategy at all times;

                     (4) the contract earns a net return of 0%;

                     (5) the Income Start Date is on the third contract
                         anniversary;

                     (6) the guaranteed payment floor percentage is 4%; and

                     (7) the 12-month, period certain, single payment immediate annuity rate is 0%.

                      On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                             Additional
                       Monthly                                 Death
                Annual  Level  Guaranteed                     Benefit
        Annuity Income Income   Payment   Monthly Adjustment (Beginning
         Year   Amount Amount    Floor    Income   Account    of Year)
        ---------------------------------------------------------------
           1    $5,641  $471      $333     $470       $0      $100,000
           2     5,477   456       333      456        0        94,359
           3     5,317   443       333      443        0        88,882
           4     5,162   430       333      430        0        83,565
           5     5,012   418       333      418        0        78,403
        ---------------------------------------------------------------

                      The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .05641 = $5,641). The level monthly income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the level monthly income amount is $470 ($5,641 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .04) / 12 = $333). Monthly income is the greater of the guaranteed payment floor and the level monthly income amount, which, for annuity year 1, is the greater of $333 and $470. The additional death benefit is the income base minus the sum of all monthly income paid.

TAX TREATMENT OF      Monthly income payments allocated to investment options
PAYMENT PROTECTION    under the contract and other transfers to investment
RIDER                 options are generally not subject to tax. However, if
                      monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.

                      Monthly income payments and other distributions you receive before the Maturity Date are subject to tax as partial surrenders. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your premium payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular Payment Protection Plan or the premium payments that may be considered to have been allocated to that Payment Protection

                      Plan.) The Code imposes a higher rate of tax on ordinary income that it does on capital gains. Monthly income payments you receive before the Maturity Date may also be subject to an IRS penalty tax equal to 10% of the amount of such payments that are included in your gross income.

                      Monthly income payments you receive on or after the Maturity Date will be subject to tax as annuity payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your annuity payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your annuity payments. If annuity payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      For further information on the tax treatment of partial withdrawals and annuity payments, see the "Federal Tax Matters" provision of this prospectus.

Federal Tax Matters



INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

                      This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF           This part of the discussion describes some of the Federal
NON-QUALIFIED         income tax rules applicable to Non-Qualified Contracts. A
CONTRACTS             Non-Qualified Contract is a contract not issued in
                      connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law does generally not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

                         . the owner's right to choose particular investments
                           for a contract must be limited; and

                         . the contract's Maturity Date must not occur near the
                           end of the Annuitant's life expectancy.

                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                      Restrictions on the extent to which an owner can direct
                      the investment of assets.   In some circumstances, owners
                      of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

                      Age at which annuity payments must begin. Federal income tax rules do not expressly identify a particular age by which annuity payments must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payments of the contract's premiums paid and earnings. If annuity payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial and total surrenders. A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

                      Your contract imposes charges relating to the death benefit including any death benefit received due to an optional rider. It is possible that all or a portion of these charges could be treated as surrenders from the contract.

                      In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

                      Taxation of annuity payments. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your annuity payment.

                      Pursuant to the Code, you will pay tax on the full amount of your annuity payments once you have recovered the total amount of the "investment in the contract." If annuity payments cease because of the death of the Annuitant(s) and before the total amount of the investment in the contract has been recovered, the unrecovered amount generally will be deductible.

                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 if the payee is at an advanced age.

                      Taxation of Cross Funded Annuity contracts. You may authorize partial surrenders from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

                        (1) this Funding Annuity and the Scheduled Purchase
                            Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

                        (2) amounts transferred from this Funding Annuity to
                            the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

                        (3) if amounts are distributed from either this Funding
                            Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Maturity Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

                        (4) distributions from this Funding Annuity and the
                            Scheduled Purchase Payment Variable Deferred
                            Annuity beginning on the Maturity Date will be aggregated and taxed on a pro rata basis.

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                      A portion of each aggregate distribution on or after the
                      Maturity Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

                      For Non-Qualified Contracts, if the Maturity Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Maturity Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

                      Except as otherwise required by law, transfers of assets between contracts with different Maturity Dates and different surrenders of assets from such contracts will be treated as taxable surrenders, with gain determined on an aggregate basis in accordance with Section 72(e)(11).

                      Taxation of death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Maturity Date.

                      Taxation of death benefit if paid before the Maturity
                      Date:

                         . The death benefit is taxed in the same manner as
                           annuity payments if received under an optional payment plan.

                         . If not received under an optional payment plan, the
                           death benefit is taxed in the same manner as a surrender.

                      Taxation of death benefit if paid after the Maturity Date:

                         . If received in accordance with the existing optional
                           payment plan, the death benefit is excludible from income to the extent that it does not exceed the unrecovered "investment in the contract." All annuity payments in excess of the unrecovered "investment in the contract" are includible in income.

                         . If received in a lump sum, the tax law imposes tax
                           on the death benefit to the extent it exceeds the unrecovered "investment in the contract."

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                      Penalty taxes payable on surrenders, partial surrenders
                      or annuity payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or annuity payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . are received on or after the death of an owner; or

                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

                      It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

                      Special rules if you own more than one contract. In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payment, a total surrender, or a partial surrender that you must include in income. For example:

                         . if you purchase a contract described by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, a partial surrender or an
                           annuity payment that you must include in income; and

                         . the amount that might be subject to a penalty tax.

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SECTION 1035          Under Section 1035 of the Code, the exchange of one
EXCHANGES             annuity contract for another annuity contract generally
                      is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED             We also designed the contracts for use in connection with
RETIREMENT            certain types of retirement plans that receive favorable
PLANS                 treatment under the Code. Contracts issued to or in
                      connection with retirement plans that receive special tax treatment are called a "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Contracts at any given time.

                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans and individual retirement arrangements. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision like the optional death benefit provisions in the contract comport with IRA qualification requirements.

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                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified play such as: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions;

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                      penalties; duties of fiduciaries; prohibited
                      transactions; and withholding, reporting and disclosure.

                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

                      It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable

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                      income to purchasers. In addition, there are limitations
                      on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

                      Treatment of Qualified Contracts compared with Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of premium
                           payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

                         . the Code does not allow a deduction for premium
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract.

                      The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

                      Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 following age 70 1/2 for Traditional IRAs and SEPs and April 1 following the later of 70 1/2 or retirement for other Qualified Contracts. However, these "minimum distribution rules" generally do not apply to a Roth IRA before the owner's death.

                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the

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                      minimum distribution rules applicable to certain
                      qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

                      Federal penalty taxes payable on distributions.   The
                      Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or annuity payment:

                         . received on or after the owner reaches age 59 1/2;

                         . received on or after the owner's death or because of
                           the owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

                      Direct rollovers:   The direct rollover rules apply to
                      certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from

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                      the amount of the distribution, unless the owner elects
                      to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

                      Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL               We will withhold and remit to the IRS a part of the
INCOME TAX            taxable portion of each distribution made under a
WITHHOLDING           contract unless the distributee notifies us at or before
                      the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax.
                      At the time you request a partial or total surrender, or annuity payment, we will send you forms that explain the withholding requirements.

STATE                 If required by the law of your state, we will also
INCOME TAX            withhold state income tax from the taxable portion of
WITHHOLDING           each distribution made under the contract, unless you
                      make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF         Under existing Federal income tax laws, we do not pay tax
THE COMPANY           on investment income and realized capital gains of the
                      Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN            This discussion is based on the Code, IRS regulations,
THE LAW               and interpretations existing on the date of this
                      prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

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Requesting Payments

                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amount as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms. State law requires that we reserve the right to defer payments from the Guarantee Account for a partial surrender or total surrender for up to six months from the date we receive your payment request.

                      In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account, called
                            the "GE Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

                      When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.

                      We may delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                            . the SEC declares that an emergency exists (due to
                              the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

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                            . the New York Stock Exchange is closed for other
                              than a regular holiday or weekend;

                            . trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our owners.

                      We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

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Distribution of the Contracts


PRINCIPAL             Capital Brokerage Corporation (doing business in Indiana,
UNDERWRITER           Minnesota, New Mexico, and Texas as GE Capital Brokerage
                      Corporation) (collectively "Capital Brokerage") is the distributor and principal underwriter of the contracts.
                      Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 3001 Summer Street, 2nd
                      Floor, Stamford, Connecticut, 06905. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 ("1934 Act") as a broker-dealer, and is a member of the NASD.

SALES OF THE          Capital Brokerage offers the contracts through registered
CONTRACTS             representatives who are registered with the NASD and with
                      the states in which they do business. More information about Capital Brokerage and the registered representatives is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

                      We pay commissions and other marketing related expenses associated with the promotion and sales of the contracts to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 1.4% of your aggregate premium payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of premium payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the contract is surrendered during the first contract year.

                      Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the contracts. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a contract is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the contract.

                      The amount of commissions we pay may vary based on the optional benefits an owner elects when he or she purchases the contract. We may offer a range of initial commission and trail commission options (which will take into account, among other things, the length of time the premium payments have been held under the contract, Contract Values and elected features and benefits).

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                      We also may make other payments for services that do not
                      directly involve the sales of the contracts. These services may include the recruitment and training of personnel, production of promotional literature and similar services. In addition, registered representatives may be eligible for non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

                      We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value.

                      Capital Brokerage also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Greenwich Street Series Fund, Janus Aspen Series, Merrill Lynch Variable Series Funds, Inc., MFS(R) Variable Insurance Trust, Nations Separate Account Trust, Oppenheimer Variable Account Funds, The Prudential Series Fund, Inc., Salomon Brothers Variable Series Fund Inc, and Van Kampen Life Investment Trust.

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Additional Information


OWNER QUESTIONS       The obligations to owners under the contracts are ours.
                      Please direct your questions and concerns to us at our Home Office.

RETURN                Within 10 days after you receive the contract (or such
PRIVILEGE             longer period as may be required by applicable law), you
                      may cancel it for any reason by delivering or mailing it postage prepaid to:

                                        GE Life and Annuity Assurance Company
                                        Annuity New Business
                                        6610 West Broad Street
                                        Richmond, Virginia 23230

                      If you cancel your contract, it will be void. Unless state law requires otherwise, the amount of the refund you receive will equal your Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation as of the date we receive the contract. If state law requires that we return your premium payments, the amount of the refund will equal the premium payments made less any partial surrenders you have previously taken. In certain states you may have more than 10 days to return the contract for a refund.

STATE                 As a life insurance company organized and operated under
REGULATION            the laws of the Commonwealth of Virginia, we are subject
                      to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF           We may require proof of the age, gender or survival of
DEATH, AGE,           any person or persons before acting on any applicable
GENDER OR             contract provision.
SURVIVAL


RECORDS AND           As presently required by the 1940 Act and applicable
REPORTS               regulations, we are responsible for maintaining all
                      records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and, if applicable, the Guarantee

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                      Account. The report also will show premium payments and
                      charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

OTHER                 We have filed a Registration Statement with the SEC,
INFORMATION           under the Securities Act of 1933 as amended, for the
                      contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits.
                      Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS         We, like other insurance companies, are involved in
                      lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, the ultimate outcome of which, and any effect on us, cannot be determined at this time, management believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.

                      We were named as a defendant in a lawsuit, McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance policies. The complaint was filed on November 1, 2000 as a class action on behalf of all persons who purchased certain of our universal life insurance policies and alleges improper practices in connection with the sale and administration of universal life policies. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, we removed the case to the U.S. District Court for the Middle District of Georgia. No class has been certified. We have vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve our differences with policyholders, we agreed in principle on October 8, 2003, to settle the case on a nationwide class action basis. The settlement provides benefits to the class, and allows us to continue to serve our customers' needs undistracted by disruptions caused by litigation. The settlement documents have not been finalized, nor has any proposed settlement been submitted to the proposed class or for court approval, and a final settlement is not certain. In the third quarter of 2003, we accrued $50 million in reserves relating to this litigation, which represents our best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon court approval of the class and related settlement, the number of individuals who ultimately will seek relief in the claim form process of any approved class settlement, the identity of such claimants and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled.

                      Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

Appendix A
Examples of the Available Death Benefits


                      The following examples are for contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve the applicable contract modifications.

BASIC DEATH           The purpose of this example is to show how the Basic
BENEFIT               Death Benefit works based on purely hypothetical values
                      and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional premium payments and takes no
                            partial surrenders;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant is age 75 on the Contract Date then:

                                                   Basic
                      Annuitant's End of Contract  Death
                          Age      Year   Value   Benefit
                      ------------------------------------
                          76        1    $103,000 $103,000
                          77        2     112,000  112,000
                          78        3      90,000  100,000
                          79        4     135,000  135,000
                          80        5     130,000  130,000
                          81        6     150,000  150,000
                          82        7     125,000  125,000
                          83        8     145,000  145,000
                      ------------------------------------

                      Partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or partial surrenders taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit Rider) will reduce the Basic Death Benefit by the proportion that the partial surrender (including any premium tax assessed) reduces your Contract Value. For example:

                                                  Basic
                               Purchase Contract  Death
                        Date   Payment   Value   Benefit
                       ---------------------------------
                       3/31/04 $25,000  $25,000  $25,000
                       3/31/12           50,000   50,000
                       3/31/14           35,000   35,000
                       ---------------------------------

                      If a partial surrender of $17,500 is taken on March 31, 2014, the Basic Death Benefit immediately after the partial surrender will be $17,500 ($35,000 to $17,500) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP        The following example shows how the Annual Step-Up Death
DEATH BENEFIT         Benefit works based on hypothetical values. It is not
RIDER OPTION          intended to depict investment performance of the
                      contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue.
                      In addition, the example assumes that:

                        (1) the owner purchases the contract for $100,000;

                        (2) the owner makes no additional premium payments;

                        (3) the owner takes no partial surrenders; then

                                                  Annual
                                                  Step-Up
                                                   Death
                      End of Annuitant's Contract Benefit
                       Year      Age      Value   Amount
                      ------------------------------------
                        1        76      $103,000 $103,000
                        2        77       112,000  112,000
                        3        78        90,000  112,000
                        4        79       135,000  135,000
                        5        80       130,000  135,000
                        6        81       150,000  150,000
                        7        82       125,000  135,000
                        8        83       145,000  145,000
                      ------------------------------------

                      Partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or partial surrenders taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit Rider) will reduce the Annual Step-Up Death Benefit by the proportion that the partial surrender (including any premium tax assessed) reduces your Contract Value.

5% ROLLUP DEATH       The following example shows how the 5% Rollup Death
BENEFIT RIDER         Benefit Rider Option works based on hypothetical values.
OPTION                It is not intended to depict investment performance of
                      the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue.
                      In addition, the example assumes that:

                        (1) the owner purchases the contract for $100,000;

                        (2) the contract earns a 0% net return (-3.05% net of
                            fees for the mortality and expense risk charge, administrative expense charge, underlying Portfolio and the 5% Rollup Death Benefit Rider Option);

                        (3) the owner makes no additional premium payments;

                        (4) the owner takes annual partial surrenders equal to
                            5% of premium payments at end of the contract year; and

                        (5) the contract is not subject to premium taxes.


                                    Partial           5% Rollup
                End of Annuitant's Surrender Contract   Death
                 Year      Age      Amount    Value    Benefit
                -----------------------------------------------
                           70          --    $100,000 $100,000
                  1        71       $5,000     95,000  100,000
                  2        72        5,000     90,000  100,000
                  3        73        5,000     85,000  100,000
                  4        74        5,000     80,000  100,000
                  5        75        5,000     75,000  100,000
                  6        76        5,000     70,000  100,000
                  7        77        5,000     65,000  100,000
                  8        78        5,000     60,000  100,000
                  9        79        5,000     55,000  100,000
                -----------------------------------------------

                      Partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or partial surrenders taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit Rider) amounting to 5% or less of premium payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial surrender is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial surrender is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial surrender.

                      Partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding

                      Program) exceeding 5% of premium payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis (by the proportion that the partial surrenders, including any premium taxes assessed), reduces your Contract Value. All partial surrenders after exceeding 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

                                               5% Rollup
                                             Death Benefit
                                                 Option
                          Premium Contract     Before Any
                   Date   Payment  Value   Partial Surrenders
                  -------------------------------------------
                  3/31/04 $25,000 $25,000       $25,000
                  3/31/05     --   50,000        26,250
                  3/31/06     --   35,000        27,563
                  -------------------------------------------

                      Therefore, if a $17,500 partial surrender is taken on March 31, 2006, the 5% Rollup Death Benefit immediately after the partial surrender will be $13,781 ($27,563 to $13,781) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the 5% Rollup Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no premium taxes apply to the partial surrender.

EARNINGS              The following example shows how the Earnings Protector
PROTECTOR             Death Benefit works based on purely hypothetical values.
DEATH BENEFIT         It is not intended to depict investment performance of
RIDER OPTION          the contract. This example assumes an owner purchases a
                      contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial surrenders before the Annuitant's death.


                 Premium  Contract           Death   Earnings Protector
          Date   Payment   Value     Gain   Benefit    Death Benefit
         --------------------------------------------------------------
         8/01/04 $100,000 $100,000 $      0 $100,000      $     0
         8/01/19           300,000  200,000  300,000       70,000
         --------------------------------------------------------------

                      If the Annuitant's death and notification of the death occurs on August 1, 2019, the Earnings Protector Death Benefit will equal $70,000. We determined this amount by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the premium payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

                      The following examples are for contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2003 or prior to the date on which state insurance authorities approve applicable contract modifications.

BASIC DEATH           The purpose of this example is to show how the Basic
BENEFIT               Death Benefit works based on purely hypothetical values
                      and is not intended to depict investment performance of the contract.

                      Example: Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional premium payments and takes no
                            partial surrenders;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant's age is 70 on the Contract Date then:


                    Annuitant's End of Contract Basic Death
                        Age      Year   Value     Benefit
                    ---------------------------------------
                        71         1   $103,000  $103,000
                        72         2    110,000   110,000
                        73         3     80,000   110,000
                        74         4    120,000   120,000
                        75         5    130,000   130,000
                        76         6    150,000   150,000
                        77         7    160,000   160,000
                        78         8    130,000   160,000
                    ---------------------------------------


                      Partial surrenders will reduce the Basic Death Benefit by the proportion that the partial surrender (including any applicable premium tax assessed) reduces your Contract Value. For example:

                              Premium Contract Basic Death
                       Date   Payment  Value     Benefit
                      ------------------------------------
                      3/31/04 $25,000 $25,000    $25,000
                      3/31/12          50,000     50,000
                      3/31/13          35,000     50,000
                      ------------------------------------

                      If a partial surrender of $17,500 is taken on March 31, 2013, the Basic Death Benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced by 50% by the partial surrender ($35,000 to $17,500).

                      This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of death of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

OPTIONAL              The purpose of the following example is to show how the
ENHANCED              Optional Enhanced Death Benefit works based on purely
DEATH BENEFIT         hypothetical values and is not intended to depict
                      investment performance of the contract.

                      This example assumes a contract is purchased with an Annuitant age 65 at the time of issue, and no partial surrenders are taken prior to the death of the Annuitant.

                                                          Optional
                                                          Enhanced
                      Premium  Contract           Death    Death
               Date   Payment   Value     Gain   Benefit  Benefit
              ----------------------------------------------------
              8/01/04 $100,000 $100,000 $      0 $100,000 $     0
              8/01/19           300,000  200,000  300,000  70,000
              ----------------------------------------------------

                      If the Annuitant's death and our receipt of due proof of the death occur on August 01, 2019, the Optional Enhanced Death Benefit will equal $70,000. This amount is determined by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under the applicable age scenario, the payment in this example will be $70,000.

                      The following examples are for contracts issued prior to May 15, 2001 or prior to the date on which state insurance authorities approve applicable contract modifications.

BASIC DEATH           The purpose of this example is to show how the unadjusted
BENEFIT               death benefit works based on purely hypothetical values
                      and is not intended to depict investment performance of the contract.

                      Example: Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional premium payments and takes no
                            partial surrenders;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant is age 70 on the Contract Date, then:

                                                 Unadjusted
                     Annuitant's End of Contract   Death
                         Age      Year   Value    Benefit
                     --------------------------------------
                         71         1   $103,000  $103,000
                         72         2    110,000   110,000
                         73         3     80,000   110,000
                         74         4    120,000   120,000
                         75         5    130,000   130,000
                         76         6    150,000   150,000
                         77         7    160,000   160,000
                         78         8    130,000   160,000
                     --------------------------------------

                      Partial surrenders will reduce the death benefit by the proportion that the partial surrender (including any premium tax assessed) reduces your Contract Value. For example:

                                               Unadjusted
                              Premium Contract   Death
                       Date   Payment  Value    Benefit
                      -----------------------------------
                      3/31/04 $25,000 $25,000   $25,000
                      3/31/12          50,000    50,000
                      3/31/13          35,000    50,000
                      -----------------------------------

                      If a partial surrender of $17,500 is made on March 31, 2013, the unadjusted death benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced by 50% by the partial surrender ($35,000 to $17,500). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of death of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Appendix B
Portfolio Expenses

                      Underlying Portfolio Annual Expenses (as a percentage of underlying portfolio net assets, before any expense reimbursements or fee waiver arrangements) as of December 31, 2003.

                                                                                                                   Total
                                                                                                                 Underlying
                                                                        Management 12b-1 Administrative  Other   Portfolio
                                                                           Fees    Fees     Expenses    Expenses  Expenses
---------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                            0.73%   0.25%       N/A        0.31%     1.29%
  AIM V.I. Capital Appreciation Fund -- Series I shares                    0.61     N/A        N/A        0.24      0.85
  AIM V.I. Growth Fund -- Series I shares/1/                               0.63     N/A        N/A        0.27      0.90
  AIM V.I. Premier Equity Fund -- Series I shares                          0.61     N/A        N/A        0.24      0.85

AllianceBernstein Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                 0.63    0.25        N/A        0.03      0.91
  AllianceBernstein Premier Growth Portfolio -- Class B                    1.00    0.25        N/A        0.05      1.30
  AllianceBernstein Small Cap Growth Portfolio -- Class B
   (formerly, Quasar Portfolio)                                            1.00    0.25        N/A        0.36      1.61
  AllianceBernstein Technology Portfolio -- Class B                        1.00    0.25        N/A        0.12      1.37

Dreyfus
---------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares     0.75     N/A        N/A        0.09      0.84

Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                             0.58    0.25       0.25        0.28      1.36
  VT Worldwide Health Sciences Fund                                        1.14    0.25       0.25        0.55      2.19

Evergreen Variable Annuity Trust
---------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                       0.52    0.25        N/A        0.20      0.97

Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                     0.60    0.25       0.25        0.15      1.25
  Federated Kaufmann Fund II -- Service Shares                             1.43    0.25       0.25        1.72      3.63

Fidelity Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager Portfolio -- Service Class 2                           0.53    0.25        N/A        0.13      0.91
  VIP Contrafund(R) Portfolio -- Service Class 2                           0.58    0.25        N/A        0.10      0.93
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2            0.58    0.25        N/A        1.27      2.10
  VIP Equity-Income Portfolio -- Service Class 2                           0.48    0.25        N/A        0.09      0.82
  VIP Growth Portfolio -- Service Class 2                                  0.58    0.25        N/A        0.09      0.92
  VIP Growth & Income Portfolio -- Service Class 2                         0.48    0.25        N/A        0.12      0.85
  VIP Mid Cap Portfolio -- Service Class 2                                 0.58    0.25        N/A        0.12      0.95
  VIP Value Strategies Portfolio -- Service Class 2                        0.58    0.25        N/A        0.16      0.99

GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------
  Income Fund                                                              0.50     N/A        N/A        0.05      0.55
  Mid-Cap Value Equity Fund                                                0.65     N/A        N/A        0.04      0.69
  Money Market Fund                                                        0.39     N/A        N/A        0.04      0.43
  Premier Growth Fund                                                      0.65     N/A        N/A        0.05      0.70
  Real Estate Securities Fund                                              0.85     N/A        N/A        0.04      0.89
  S&P(R) 500 Index Fund                                                    0.35     N/A        N/A        0.02      0.37
  Small-Cap Value Equity Fund                                              0.80     N/A        N/A        0.06      0.86
  Total Return Fund                                                        0.48     N/A        N/A        0.09      0.57
  U.S. Equity Fund                                                         0.55     N/A        N/A        0.06      0.61
  Value Equity Fund                                                        0.65     N/A        N/A        0.15      0.80

/1/ This fund expense is as a result of a reorganization of another fund into the AIM V.I. Growth Fund which occurred April 30, 2004. The fund's Total Underlying Portfolio Expenses have been restated to reflect current expenses.

                                                                                                                         Total
                                                                                                                       Underlying
                                                                              Management 12b-1 Administrative  Other   Portfolio
                                                                                 Fees    Fees     Expenses    Expenses  Expenses
---------------------------------------------------------------------------------------------------------------------------------

Greenwich Street Series Fund
---------------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II (formerly,
   Salomon Brothers Variable Emerging Growth Fund)                               0.75%   0.25%      0.20%       0.44%     1.64%

Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                           0.65    0.25        N/A        0.02      0.92
  Capital Appreciation Portfolio -- Service Shares                               0.65    0.25        N/A        0.03      0.93
  Global Life Sciences Portfolio -- Service Shares                               0.65    0.25        N/A        0.32      1.22
  Global Technology Portfolio -- Service Shares                                  0.65    0.25        N/A        0.20      1.10
  Growth Portfolio -- Service Shares                                             0.65    0.25        N/A        0.02      0.92
  International Growth Portfolio -- Service Shares                               0.65    0.25        N/A        0.11      1.01
  Mid Cap Portfolio -- Service Shares                                            0.65    0.25        N/A        0.02      0.92
  Worldwide Growth Portfolio -- Service Shares                                   0.65    0.25        N/A        0.06      0.96

Merrill Lynch Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares                        0.60    0.25        N/A        0.07      0.92
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares                   0.65    0.25        N/A        0.38      1.28
  Merrill Lynch Small Cap Value V.I. Fund -- Class III Shares                    0.75    0.25        N/A        0.08      1.08

MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                   0.75    0.25        N/A        0.13      1.13
  MFS(R) Investors Trust Series -- Service Class Shares                          0.75    0.25        N/A        0.12      1.12
  MFS(R) New Discovery Series -- Service Class Shares                            0.90    0.25        N/A        0.14      1.29
  MFS(R) Utilities Series -- Service Class Shares                                0.75    0.25        N/A        0.17      1.17

Nations Separate Account Trust
---------------------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                               0.75    0.25        N/A        0.38      1.38
  Nations Marsico International Opportunities Portfolio                          0.80    0.25        N/A        0.79      1.84

Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares                        0.68    0.25        N/A        0.02      0.95
  Oppenheimer Balanced Fund/VA -- Service Shares                                 0.73    0.25        N/A        0.03      1.01
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     0.65    0.25        N/A        0.04      0.94
  Oppenheimer Global Securities Fund/VA -- Service Shares                        0.63    0.25        N/A        0.05      0.93
  Oppenheimer Main Street Fund/VA -- Service Shares                              0.68    0.25        N/A        0.03      0.96
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                    0.75    0.25        N/A        0.23      1.23

PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares     0.25     N/A        N/A        0.68      0.93
  High Yield Portfolio -- Administrative Class Shares                            0.25     N/A        N/A        0.50      0.75
  Long-Term U.S. Government Portfolio -- Administrative Class Shares             0.25     N/A        N/A        0.41      0.66
  Total Return Portfolio -- Administrative Class Shares                          0.25     N/A        N/A        0.40      0.65

The Prudential Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                                 0.60    0.25       0.15        0.04      1.04
  Jennison 20/20 Focus Portfolio -- Class II                                     0.75    0.25       0.15        0.20      1.35

Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                       0.75      --         --        0.78      1.53

Salomon Brothers Variable Series Fund Inc
---------------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class II                             0.45    0.25       0.20        0.86      1.76

Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                          0.59    0.25        N/A        0.06      0.90
  Emerging Growth Portfolio -- Class II Shares                                   0.70    0.25        N/A        0.07      1.02

                      Underlying Portfolio Annual Expenses (as a percentage of underlying portfolio net assets, after any expense reimbursements or fee waiver arrangements) as of December 31, 2003.

                                                                                                            Total
                                                                                                          Underlying
                                                                 Management 12b-1 Administrative  Other   Portfolio
                                                                    Fees    Fees     Expenses    Expenses  Expenses
--------------------------------------------------------------------------------------------------------------------

AllianceBernstein Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B          0.55%   0.25%       N/A        0.03%     0.83%
  AllianceBernstein Premier Growth Portfolio -- Class B             0.75    0.25        N/A        0.05      1.05
  AllianceBernstein Small Cap Growth Portfolio -- Class B
   (formerly, Quasar Portfolio)                                     0.75    0.25        N/A        0.36      1.36
  AllianceBernstein Technology Portfolio -- Class B                 0.75    0.25        N/A        0.12      1.12

Federated Insurance Series
--------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares              0.60    0.25       0.00        0.15      1.00
  Federated Kaufmann Fund II -- Service Shares                        --    0.25         --        1.50      1.75

Fidelity Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager Portfolio -- Service Class 2                    0.53    0.25        N/A        0.11      0.89
  VIP Contrafund(R) Portfolio -- Service Class 2                    0.58    0.25        N/A        0.07      0.90
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2     0.58    0.25        N/A        0.72      1.15
  VIP Equity-Income Portfolio -- Service Class 2                    0.48    0.25        N/A        0.08      0.81
  VIP Growth Portfolio -- Service Class 2                           0.58    0.25        N/A        0.06      0.89
  VIP Growth & Income Portfolio -- Service Class 2                  0.48    0.25        N/A        0.11      0.84
  VIP Mid Cap Portfolio -- Service Class 2                          0.58    0.25        N/A        0.10      0.93
  VIP Value Strategies Portfolio -- Service Class 2                 0.58    0.25        N/A        0.13      0.96

Merrill Lynch Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares      0.65    0.25        N/A        0.37      1.27

MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares      0.75    0.25        N/A        0.12      1.12
  MFS(R) New Discovery Series -- Service Class Shares               0.90    0.25        N/A        0.13      1.28
  MFS(R) Utilities Series -- Service Class Shares                   0.75    0.25        N/A        0.16      1.16

Nations Separate Account Trust
--------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                  0.75    0.00        N/A        0.38      1.13
  Nations Marsico International Opportunities Portfolio             0.46    0.25        N/A        0.79      1.50

Appendix C
Condensed Financial Information


The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                               $10.00            $12.90          9,830    2003
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                         5.63              7.17         73,176    2003
                                                                                7.56              5.63         70,462    2002
                                                                               10.02              7.56         80,573    2001
                                                                               10.00             10.02             --    2000
                                                                                  --                --             --    1999
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Growth Fund -- Series I shares                                       4.46              5.77         45,289    2003
                                                                                6.57              4.46         31,521    2002
                                                                               10.10              6.57         29,164    2001
                                                                               10.00             10.10             --    2000
                                                                                  --                --             --    1999
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares                               5.97              7.35        135,714    2003
                                                                                8.70              5.97        155,557    2002
                                                                               10.11              8.70        165,666    2001
                                                                               10.00             10.11             --    2000
                                                                                  --                --             --    1999
-----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund Inc.
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                      8.03             10.45        564,379    2003
                                                                               10.50              8.03        471,081    2002
                                                                               10.66             10.50        340,210    2001
                                                                               10.00             10.66             --    2000
                                                                                  --                --             --    1999
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Premier Growth Portfolio -- Class B                         5.47              6.64         80,499    2003
                                                                                8.03              5.47         73,936    2002
                                                                                9.88              8.03         68,468    2001
                                                                               10.00              9.88             --    2000
                                                                                  --                --             --    1999
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B (formerly,            6.04              8.84         87,421    2003
   Quasar Portfolio)                                                            9.03              6.04          4,615    2002
                                                                               10.54              9.03          2,245    2001
                                                                               10.00             10.54             --    2000
                                                                                  --                --             --    1999
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Technology Portfolio -- Class B                            10.00             13.17          3,490    2003
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus
-----------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares          5.28              6.54         15,113    2003
                                                                                7.55              5.28         12,416    2002
                                                                                9.91              7.55         21,440    2001
                                                                               10.00              9.91             --    2000
                                                                                  --                --             --    1999

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                         $10.00            $10.13         50,865    2003
----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     10.00             11.89         10,439    2003
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   9.93             11.90        356,817    2003
                                                                         9.96              9.93        115,436    2002
                                                                         9.98              9.96         45,977    2001
                                                                        10.00              9.98             --    2000
                                                                           --                --             --    1999
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          10.00             13.30         41,392    2003
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund ("VIP")
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                         7.89              9.95        337,586    2003
                                                                         8.87              7.89        229,420    2002
                                                                        10.30              8.87        215,181    2001
                                                                        10.00             10.30             --    2000
                                                                           --                --             --    1999
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         10.00             11.86             --    2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                         7.48             10.21        396,193    2003
                                                                         9.79              7.48        367,278    2002
                                                                        10.50              9.79        124,443    2001
                                                                        10.00             10.50             --    2000
                                                                           --                --             --    1999
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                5.46              7.13        352,465    2003
                                                                         7.97              5.46        282,662    2002
                                                                         9.86              7.97        272,129    2001
                                                                        10.00              9.86             --    2000
                                                                           --                --             --    1999
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                       7.34              8.92         83,729    2003
                                                                         8.97              7.34         66,265    2002
                                                                        10.02              8.97        103,917    2001
                                                                        10.00             10.02             --    2000
                                                                           --                --             --    1999
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                               9.08             12.36        345,059    2003
                                                                        10.26              9.08        184,618    2002
                                                                        10.81             10.26         82,604    2001
                                                                        10.00             10.81             --    2000
                                                                           --                --             --    1999
----------------------------------------------------------------------------------------------------------------------

                                                                    Number of
                                  Accumulation      Accumulation  Accumulation
                                 Unit Values at    Unit Values at   Units at
Subaccounts                    Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------
  Income Fund                        $12.19            $12.43         529,614   2003
                                      11.27             12.19         814,908   2002
                                      10.66             11.27         257,747   2001
                                       9.78             10.66         165,406   2000
                                      10.00              9.78          67,078   1999
------------------------------------------------------------------------------------
  Mid-Cap Value Equity Fund            8.68             11.35         582,397   2003
                                      10.22              8.68         524,430   2002
                                      10.36             10.22         532,256   2001
                                       9.72             10.36         330,352   2000
                                      10.00              9.72         147,340   1999
------------------------------------------------------------------------------------
  Money Market Fund                   10.92             10.83       2,170,916   2003
                                      10.94             10.92       3,714,284   2002
                                      10.69             10.94       4,564,152   2001
                                      10.23             10.69       3,819,606   2000
                                      10.00             10.23       1,214,273   1999
------------------------------------------------------------------------------------
  Premier Growth Equity Fund           7.60              9.64         727,014   2003
                                       9.78              7.60         482,041   2002
                                      10.94              9.78         419,925   2001
                                      11.73             10.94         294,786   2000
                                      10.00             11.73          96,385   1999
------------------------------------------------------------------------------------
  Real Estate Securities Fund         12.71             17.19         160,984   2003
                                      13.10             12.71         103,220   2002
                                      11.90             13.10          93,831   2001
                                       9.12             11.90          70,076   2000
                                      10.00              9.12          10,487   1999
------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                6.35              8.02       2,033,863   2003
                                       8.32              6.35       1,905,073   2002
                                       9.63              8.32       2,084,126   2001
                                      10.81              9.63       1,753,549   2000
                                      10.00             10.81         543,614   1999
------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund         10.22             12.48         205,028   2003
                                      12.05             10.22         192,153   2002
                                      10.00             12.05         108,992   2001
                                         --                --                   2000
                                         --                --                   1999
------------------------------------------------------------------------------------
  Total Return Fund                    9.25             10.95         499,190   2003
                                      10.36              9.25         298,082   2002
                                      10.85             10.36         372,552   2001
                                      10.50             10.85         283,441   2000
                                      10.00             10.50          78,079   1999
------------------------------------------------------------------------------------
  U.S. Equity Fund                     7.38              8.96         342,666   2003
                                       9.29              7.38         425,255   2002
                                      10.32              9.29         313,046   2001
                                      10.55             10.32         254,245   2000
                                      10.00             10.55         100,906   1999
------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                   $ 7.44            $ 9.08        250,640    2003
                                                                        9.17              7.44        261,674    2002
                                                                       11.14              9.17        118,284    2001
                                                                       10.00             11.14             --    2000
                                                                          --                --             --    1999
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund
---------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II         10.00             12.56          5,942    2003
   (formerly, Salomon Brothers Variable Emerging Growth Fund)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  8.79              9.83        294,903    2003
                                                                        9.57              8.79        337,154    2002
                                                                       10.22              9.57        236,619    2001
                                                                       10.00             10.22             --    2000
                                                                          --                --             --    1999
---------------------------------------------------------------------------------------------------------------------
  Capital Appreciation Portfolio -- Service Shares                      6.44              7.62         82,050    2003
                                                                        7.79              6.44         91,023    2002
                                                                       10.12              7.79         96,923    2001
                                                                       10.00             10.12             --    2000
                                                                          --                --             --    1999
---------------------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares                      6.48              8.05         58,090    2003
                                                                        9.35              6.48         64,305    2002
                                                                       11.41              9.35        154,798    2001
                                                                       10.00             11.41         97,759    2000
                                                                          --                --             --    1999
---------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                         2.44              3.51        266,513    2003
                                                                        4.19              2.44        291,205    2002
                                                                        6.80              4.19        275,684    2001
                                                                       10.00              6.80        222,133    2000
                                                                          --                --             --    1999
---------------------------------------------------------------------------------------------------------------------
  Growth Portfolio -- Service Shares                                    5.19              6.71        140,493    2003
                                                                        7.19              5.19         85,220    2002
                                                                        9.74              7.19        121,973    2001
                                                                       10.00              9.74             --    2000
                                                                          --                --             --    1999
---------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                      5.50              7.28        150,551    2003
                                                                        7.53              5.50         49,363    2002
                                                                       10.00              7.53         48,624    2001
                                                                       10.00             10.00             --    2000
                                                                          --                --             --    1999
---------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                            4.16              5.51         57,225    2003
                                                                        5.88              4.16         70,678    2002
                                                                        9.88              5.88         46,629    2001
                                                                       10.00              9.88             --    2000
                                                                          --                --             --    1999
---------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares                        $ 5.54            $ 6.74         84,265    2003
                                                                        7.58              5.54        158,083    2002
                                                                        9.95              7.58        227,777    2001
                                                                       10.00              9.95             --    2000
                                                                          --                --             --    1999
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares          5.24              6.32        163,862    2003
                                                                        7.36              5.24        120,571    2002
                                                                       10.00              7.36         84,171    2001
                                                                          --                --             --    2000
                                                                          --                --             --    1999
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                 6.49              7.78        107,825    2003
                                                                        8.36              6.49         93,687    2002
                                                                       10.00              8.36         61,876    2001
                                                                          --                --             --    2000
                                                                          --                --             --    1999
---------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                   6.64              8.72        284,319    2003
                                                                        9.90              6.64         61,553    2002
                                                                       10.00              9.90         67,674    2001
                                                                          --                --             --    2000
                                                                          --                --             --    1999
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                       5.89              7.86         53,344    2003
                                                                        7.76              5.89         45,786    2002
                                                                       10.00              7.76         41,040    2001
                                                                          --                --             --    2000
                                                                          --                --             --    1999
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
---------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                     10.00             12.35         30,362    2003
---------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio                10.00             13.38         35,656    2003
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares              10.00             11.99         11,755    2003
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           10.00             12.30         35,817    2003
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares               7.03              9.88        316,736    2003
                                                                        9.20              7.03        236,062    2002
                                                                       10.65              9.20         86,595    2001
                                                                       10.00             10.65             --    2000
                                                                          --                --             --    1999
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                     7.05              8.77        222,322    2003
                                                                        8.84              7.05        176,987    2002
                                                                       10.02              8.84        140,805    2001
                                                                       10.00             10.02             --    2000
                                                                          --                --             --    1999
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          10.00             13.70         24,434    2003
---------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative             $11.56            $11.64         31,753    2003
   Class Shares                                                              10.86             11.56         21,171    2002
                                                                             10.26             10.86         23,078    2001
                                                                             10.00             10.26             --    2000
                                                                                --                --             --    1999
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                         9.90             11.97        363,833    2003
                                                                             10.18              9.90         87,630    2002
                                                                             10.11             10.18         67,250    2001
                                                                             10.00             10.11             --    2000
                                                                                                  --             --    1999
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         12.51             12.79        191,002    2003
                                                                             10.81             12.51        249,990    2002
                                                                             10.38             10.81        132,087    2001
                                                                             10.00             10.38             --    2000
                                                                                --                --             --    1999
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      11.68             12.07        983,366    2003
                                                                             10.88             11.68        807,952    2002
                                                                             10.20             10.88        397,634    2001
                                                                             10.00             10.20             --    2000
                                                                                --                --             --    1999
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                             10.00             12.12          1,838    2003
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 10.00             12.32             --    2003
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                    3.36              4.80         44,380    2003
                                                                              5.58              3.36         58,597    2002
                                                                              8.74              5.58         18,702    2001
                                                                             10.00              8.74             --    2000
                                                                                --                --             --    1999
---------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund Inc
---------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class II                         10.00             12.92          9,251    2003
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                       8.04             10.35         56,733    2003
                                                                             10.00              8.04         36,666    2002
---------------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                                7.26              9.08          4,867    2003
                                                                             10.00              7.26          1,249    2002
---------------------------------------------------------------------------------------------------------------------------

The following Portfolios were added to the product on April 30, 2004. Therefore, no Condensed Financial Information is available:

Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2, Fidelity Variable Insurance Products Fund -- VIP Asset Manager
Portfolio -- Service Class 2, Fidelity Variable Insurance Products Fund -- VIP Value Strategies Portfolio -- Service Class 2, Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Basic Value V.I. Fund -- Class III Shares, Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Large Cap Growth V.I.
Fund -- Class III Shares, Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Small Cap Value V.I. Fund -- Class III Shares, and Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares.

Appendix D -- The Guarantee Account


                      The Guarantee Account is not available to contracts issued on or after May 1, 2003.

                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions, of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

                      You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

                      Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

                      We determine interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods.

                      However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

                      We will notify you in writing at least 5 days before the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. (See the "Transfers" provision of this prospectus.) During the 30-day window, the allocation will accrue interest at the new guarantee period's interest rate.

                      To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. (See the "Dollar Cost Averaging Program" provision.) Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Table of Contents
Statement of Additional Information



                                                                           Page
The Company...............................................................  B-3
The Separate Account......................................................  B-4
Additional Information About the Guarantee Account........................  B-4
The Contracts.............................................................  B-5
   Transfer of Annuity Units..............................................  B-5
   Net Investment Factor..................................................  B-5
Agreements with Distributors and Advisers for the Funds...................  B-6
Termination of Participation Agreements...................................  B-6
Calculation of Performance Data...........................................  B-8
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market
     Fund.................................................................  B-8
   Other Subaccounts...................................................... B-10
   Other Performance Data................................................. B-11
Tax Matters............................................................... B-12
   Taxation of GE Life and Annuity Assurance Company...................... B-12
   IRS Required Distributions............................................. B-12
General Provisions........................................................ B-13
   Using the Contracts as Collateral...................................... B-13
   The Beneficiary........................................................ B-13
   Non-Participating...................................................... B-13
   Misstatement of Age or Gender.......................................... B-13
   Incontestability....................................................... B-14
   Statement of Values.................................................... B-14
   Trust as Owner or Beneficiary.......................................... B-14
   Written Notice......................................................... B-14
Distribution of the Contracts............................................. B-14
Legal Developments Regarding Employment-Related Benefit Plans............. B-14
Regulation of GE Life and Annuity Assurance Company....................... B-15
Experts................................................................... B-15
Financial Statements...................................................... B-15

                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

GE Life and Annuity Assurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Form P1151 1/99 to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                        Street

________________________________________________________________________________
                                 City              State Zip


Signature of Requestor _________________________________________________________